LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.73%
Aerospace & Defense–1.67%
†AAR Corp.	2,339	$152,877
†AeroVironment, Inc.	732	146,766
†AerSale Corp.	2,639	13,327
†Astronics Corp.	3,366	65,744
†Axon Enterprise, Inc.	615	245,754
†Boeing Co.	3,476	528,491
BWX Technologies, Inc.	5,445	591,871
†Byrna Technologies, Inc.	1,860	31,564
Cadre Holdings, Inc.	739	28,045
Curtiss-Wright Corp.	2,202	723,775
†Ducommun, Inc.	1,095	72,084
General Dynamics Corp.	3,875	1,171,025
General Electric Co.	6,527	1,230,862
HEICO Corp.	1,816	417,820
Hexcel Corp.	3,548	219,373
Howmet Aerospace, Inc.	8,161	818,140
Huntington Ingalls Industries, Inc.	1,759	465,044
†Innovative Solutions & Support, Inc.	1,699	11,077
†Kratos Defense & Security Solutions, Inc.	7,221	168,249
L3Harris Technologies, Inc.	3,347	796,151
Lockheed Martin Corp.	4,642	2,713,528
†Mercury Systems, Inc.	2,952	109,224
Moog, Inc. Class A	2,078	419,798
National Presto Industries, Inc.	415	31,183
Northrop Grumman Corp.	1,510	797,386
Park Aerospace Corp.	1,422	18,529
RTX Corp.	16,144	1,956,007
Textron, Inc.	6,314	559,294
TransDigm Group, Inc.	356	508,058
†Triumph Group, Inc.	2,183	28,139
†V2X, Inc.	700	39,102
Woodward, Inc.	2,515	431,348
		15,509,635
Air Freight & Logistics–0.57%
†Air Transport Services Group, Inc.	4,399	71,220
CH Robinson Worldwide, Inc.	6,303	695,662
Expeditors International of Washington, Inc.	5,175	679,995
FedEx Corp.	5,190	1,420,399
†GXO Logistics, Inc.	6,121	318,720
Hub Group, Inc. Class A	3,686	167,529
†Radiant Logistics, Inc.	4,220	27,135
United Parcel Service, Inc. Class B	14,166	1,931,392
		5,312,052
Automobile Components–0.47%
†Adient PLC	6,791	153,273
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	7,274	$44,953
†Aptiv PLC	4,752	342,192
Autoliv, Inc.	5,998	560,033
BorgWarner, Inc.	12,525	454,532
†Cooper-Standard Holdings, Inc.	1,627	22,566
Dana, Inc.	8,992	94,956
†Dorman Products, Inc.	1,581	178,843
†Fox Factory Holding Corp.	1,929	80,054
†Garrett Motion, Inc.	3,700	30,266
Gentex Corp.	12,985	385,525
†Gentherm, Inc.	2,606	121,309
†Goodyear Tire & Rubber Co.	17,941	158,778
LCI Industries	1,744	210,222
Lear Corp.	3,586	391,412
†Modine Manufacturing Co.	3,832	508,851
†Motorcar Parts of America, Inc.	2,131	15,748
Patrick Industries, Inc.	1,704	242,598
Phinia, Inc.	2,977	137,031
†QuantumScape Corp.	1,307	7,515
Standard Motor Products, Inc.	1,116	37,051
†Stoneridge, Inc.	2,012	22,514
†Strattec Security Corp.	351	14,974
†Visteon Corp.	1,550	147,622
†XPEL, Inc.	810	35,130
		4,397,948
Automobiles–0.55%
Ford Motor Co.	86,377	912,141
General Motors Co.	25,699	1,152,343
Harley-Davidson, Inc.	10,933	421,249
†Lucid Group, Inc.	17,187	60,670
†Rivian Automotive, Inc. Class A	7,819	87,729
†Tesla, Inc.	7,774	2,033,912
Thor Industries, Inc.	3,123	343,186
Winnebago Industries, Inc.	1,657	96,288
		5,107,518
Banks–4.93%
1st Source Corp.	1,869	111,916
ACNB Corp.	300	13,101
Amalgamated Financial Corp.	896	28,108
Amerant Bancorp, Inc.	828	17,694
Ameris Bancorp	4,264	266,031
Ames National Corp.	508	9,261
Arrow Financial Corp.	1,317	37,745
Associated Banc-Corp.	9,472	204,027
Atlantic Union Bankshares Corp.	6,009	226,359
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Axos Financial, Inc.	4,313	$271,201
Banc of California, Inc.	8,658	127,532
BancFirst Corp.	2,354	247,759
†Bancorp, Inc.	5,433	290,666
Bank of America Corp.	88,158	3,498,109
Bank of Hawaii Corp.	2,642	165,838
Bank of Marin Bancorp	1,102	22,139
Bank of NT Butterfield & Son Ltd.	3,380	124,654
Bank OZK	8,849	380,419
Bank7 Corp.	716	26,829
BankFinancial Corp.	1,093	13,313
BankUnited, Inc.	5,824	212,227
Bankwell Financial Group, Inc.	404	12,100
Banner Corp.	1,939	115,487
Bar Harbor Bankshares	748	23,068
BayCom Corp.	1,762	41,795
BCB Bancorp, Inc.	920	11,353
Berkshire Hills Bancorp, Inc.	4,384	118,061
†Blue Foundry Bancorp	1,892	19,393
†Blue Ridge Bankshares, Inc.	816	2,285
BOK Financial Corp.	3,149	329,448
†Bridgewater Bancshares, Inc.	1,259	17,840
Brookline Bancorp, Inc.	6,793	68,541
Burke & Herbert Financial Services Corp.	226	13,784
Business First Bancshares, Inc.	727	18,662
Byline Bancorp, Inc.	1,200	32,124
C&F Financial Corp.	247	14,412
Cadence Bank	14,152	450,741
Camden National Corp.	1,173	48,468
Capital Bancorp, Inc.	649	16,686
Capital City Bank Group, Inc.	1,029	36,313
Capitol Federal Financial, Inc.	10,543	61,571
†Carter Bankshares, Inc.	1,205	20,955
Cathay General Bancorp	5,111	219,517
Central Pacific Financial Corp.	1,797	53,029
CF Bankshares, Inc.	455	9,851
Chemung Financial Corp.	348	16,711
Citigroup, Inc.	25,062	1,568,881
Citizens & Northern Corp.	830	16,343
Citizens Community Bancorp, Inc.	134	1,899
Citizens Financial Group, Inc.	10,761	441,954
Citizens Financial Services, Inc.	346	20,328
City Holding Co.	1,056	123,964
Civista Bancshares, Inc.	1,887	33,626
CNB Financial Corp.	1,363	32,794
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Coastal Financial Corp.	985	$53,180
Colony Bankcorp, Inc.	809	12,556
Columbia Banking System, Inc.	1,804	47,102
†Columbia Financial, Inc.	5,791	98,852
Comerica, Inc.	5,568	333,579
Commerce Bancshares, Inc.	6,859	407,425
Community Financial System, Inc.	3,521	204,464
Community Trust Bancorp, Inc.	1,576	78,264
Community West Bancshares	1,280	24,653
ConnectOne Bancorp, Inc.	3,369	84,393
†CrossFirst Bankshares, Inc.	2,044	34,114
Cullen/Frost Bankers, Inc.	1,764	197,321
†Customers Bancorp, Inc.	2,725	126,576
CVB Financial Corp.	8,489	151,274
Dime Community Bancshares, Inc.	3,418	98,438
Eagle Bancorp, Inc.	2,082	47,012
East West Bancorp, Inc.	8,263	683,681
Eastern Bankshares, Inc.	7,198	117,975
Enterprise Bancorp, Inc.	505	16,140
Enterprise Financial Services Corp.	2,260	115,848
Equity Bancshares, Inc. Class A	1,411	57,682
Esquire Financial Holdings, Inc.	464	30,257
ESSA Bancorp, Inc.	506	9,725
Evans Bancorp, Inc.	369	14,380
Farmers & Merchants Bancorp, Inc.	621	17,171
Farmers National Banc Corp.	1,405	21,244
FB Financial Corp.	3,337	156,605
†FFBW, Inc.	489	6,650
Fidelity D&D Bancorp, Inc.	372	18,354
Fifth Third Bancorp	18,805	805,606
Financial Institutions, Inc.	1,236	31,481
Finward Bancorp	301	9,626
First Bancorp	2,305	95,865
First BanCorp	13,312	281,815
First Bancorp, Inc.	400	10,528
First Bancshares, Inc.	1,446	46,460
First Bank	702	10,670
First Busey Corp.	3,995	103,950
First Business Financial Services, Inc.	400	18,236
First Capital, Inc.	402	14,054
First Citizens BancShares, Inc. Class A	517	951,771
First Commonwealth Financial Corp.	7,586	130,100
First Community Bankshares, Inc.	1,806	77,929
LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Financial Bancorp	6,619	$166,997
First Financial Bankshares, Inc.	6,396	236,716
First Financial Corp.	910	39,904
First Foundation, Inc.	3,162	19,731
First Hawaiian, Inc.	9,409	217,818
First Horizon Corp.	5,344	82,992
First Internet Bancorp	281	9,627
First Interstate BancSystem, Inc. Class A	5,713	175,275
First Merchants Corp.	3,427	127,484
First Mid Bancshares, Inc.	782	30,428
First of Long Island Corp.	2,890	37,194
First Savings Financial Group, Inc.	486	11,572
†First Seacoast Bancorp, Inc.	801	7,265
First United Corp.	461	13,756
†First Western Financial, Inc.	385	7,700
Five Star Bancorp	972	28,898
Flushing Financial Corp.	2,575	37,544
FNB Corp.	24,748	349,194
Franklin Financial Services Corp.	484	14,583
FS Bancorp, Inc.	364	16,194
Fulton Financial Corp.	10,167	184,328
†FVCBankcorp, Inc.	1,846	24,090
German American Bancorp, Inc.	1,832	70,990
Glacier Bancorp, Inc.	7,320	334,524
Great Southern Bancorp, Inc.	1,288	73,815
Guaranty Bancshares, Inc.	986	33,899
Hancock Whitney Corp.	5,726	292,999
Hanmi Financial Corp.	2,726	50,704
HarborOne Bancorp, Inc.	3,449	44,768
Hawthorn Bancshares, Inc.	432	10,813
HBT Financial, Inc.	668	14,616
Heartland Financial USA, Inc.	2,936	166,471
Heritage Commerce Corp.	4,676	46,199
Heritage Financial Corp.	2,744	59,737
Hilltop Holdings, Inc.	4,920	158,227
Hingham Institution For Savings The	65	15,815
Home Bancorp, Inc.	767	34,193
Home BancShares, Inc.	11,965	324,132
HomeStreet, Inc.	1,444	22,757
HomeTrust Bancshares, Inc.	2,018	68,773
Hope Bancorp, Inc.	7,589	95,318
Horizon Bancorp, Inc.	3,992	62,076
Huntington Bancshares, Inc.	38,021	558,909
Independent Bank Corp.	5,850	287,338
Independent Bank Group, Inc.	3,133	180,649
International Bancshares Corp.	4,629	276,768
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Investar Holding Corp.	619	$12,009
JPMorgan Chase & Co.	28,739	6,059,906
Kearny Financial Corp.	6,302	43,295
KeyCorp	23,443	392,670
Lakeland Financial Corp.	1,686	109,792
Landmark Bancorp, Inc.	582	11,751
LCNB Corp.	779	11,740
Live Oak Bancshares, Inc.	3,910	185,217
M&T Bank Corp.	4,319	769,300
MainStreet Bancshares, Inc.	481	8,874
Mercantile Bank Corp.	1,549	67,722
Meridian Corp.	630	7,963
Metrocity Bankshares, Inc.	927	28,385
†Metropolitan Bank Holding Corp.	1,000	52,580
Mid Penn Bancorp, Inc.	517	15,422
Middlefield Banc Corp.	600	17,280
Midland States Bancorp, Inc.	2,021	45,230
MidWestOne Financial Group, Inc.	1,275	36,376
MVB Financial Corp.	505	9,777
National Bank Holdings Corp. Class A	1,818	76,538
National Bankshares, Inc.	222	6,638
NBT Bancorp, Inc.	3,590	158,786
New York Community Bancorp, Inc.	3,089	34,689
Nicolet Bankshares, Inc.	736	70,384
Northeast Bank	600	46,278
Northeast Community Bancorp, Inc.	1,217	32,190
Northfield Bancorp, Inc.	4,576	53,082
Northrim BanCorp, Inc.	322	22,933
Northwest Bancshares, Inc.	9,475	126,776
Norwood Financial Corp.	355	9,791
Oak Valley Bancorp	1,718	45,647
OceanFirst Financial Corp.	3,787	70,400
OFG Bancorp	3,694	165,934
Ohio Valley Banc Corp.	303	7,345
Old National Bancorp	21,386	399,063
Old Point Financial Corp.	531	10,259
Old Second Bancorp, Inc.	1,033	16,104
OP Bancorp	1,114	13,903
†OptimumBank Holdings, Inc.	160	731
Orange County Bancorp, Inc.	220	13,270
Origin Bancorp, Inc.	1,422	45,732
Orrstown Financial Services, Inc.	843	30,314
Pacific Premier Bancorp, Inc.	5,733	144,242
Park National Corp.	1,191	200,064
Parke Bancorp, Inc.	739	15,445
Pathward Financial, Inc.	2,503	165,223
†Patriot National Bancorp, Inc.	972	1,847
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PCB Bancorp	642	$12,063
Peapack-Gladstone Financial Corp.	2,178	59,699
Penns Woods Bancorp, Inc.	878	20,883
Peoples Bancorp of North Carolina, Inc.	800	20,312
Peoples Bancorp, Inc.	2,814	84,673
Peoples Financial Services Corp.	603	28,269
Pinnacle Financial Partners, Inc.	3,905	382,573
†Pioneer Bancorp, Inc.	1,588	17,420
Plumas Bancorp	367	14,966
PNC Financial Services Group, Inc.	5,084	939,777
†Ponce Financial Group, Inc.	1,139	13,315
Popular, Inc.	4,537	454,925
Preferred Bank	1,329	106,652
Premier Financial Corp.	3,387	79,527
Primis Financial Corp.	1,601	19,500
Princeton Bancorp, Inc.	477	17,639
Prosperity Bancshares, Inc.	4,571	329,432
†Provident Bancorp, Inc.	1,300	14,027
Provident Financial Services, Inc.	8,464	157,092
QCR Holdings, Inc.	1,366	101,125
RBB Bancorp	1,258	28,959
Red River Bancshares, Inc.	400	20,800
Regions Financial Corp.	24,752	577,464
Renasant Corp.	4,113	133,673
Republic Bancorp, Inc. Class A	1,308	85,412
Richmond Mutual BanCorp, Inc.	246	3,173
Riverview Bancorp, Inc.	1,450	6,830
S&T Bancorp, Inc.	3,057	128,302
Sandy Spring Bancorp, Inc.	3,595	112,775
SB Financial Group, Inc.	200	4,112
Seacoast Banking Corp. of Florida	3,281	87,439
ServisFirst Bancshares, Inc.	3,116	250,682
Shore Bancshares, Inc.	1,726	24,147
Sierra Bancorp	1,304	37,660
Simmons First National Corp. Class A	7,801	168,034
SmartFinancial, Inc.	542	15,794
South Plains Financial, Inc.	621	21,064
†Southern California Bancorp	651	9,628
†Southern First Bancshares, Inc.	419	14,280
Southern Missouri Bancorp, Inc.	664	37,509
Southern States Bancshares, Inc.	652	20,036
Southside Bancshares, Inc.	2,708	90,528
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
SouthState Corp.	4,177	$405,921
Stellar Bancorp, Inc.	2,888	74,770
†Sterling Bancorp, Inc.	1,968	8,954
Stock Yards Bancorp, Inc.	1,461	90,567
Synovus Financial Corp.	9,521	423,399
Territorial Bancorp, Inc.	299	3,122
†Texas Capital Bancshares, Inc.	2,530	180,794
TFS Financial Corp.	7,410	95,293
†Third Coast Bancshares, Inc.	784	20,988
Timberland Bancorp, Inc.	400	12,104
Tompkins Financial Corp.	1,112	64,262
Towne Bank	4,814	159,151
TriCo Bancshares	2,055	87,646
†Triumph Financial, Inc.	2,365	188,112
Truist Financial Corp.	15,133	647,238
TrustCo Bank Corp.	1,470	48,613
Trustmark Corp.	4,607	146,595
U.S. Bancorp	22,915	1,047,903
UMB Financial Corp.	2,898	304,609
United Bankshares, Inc.	8,773	325,478
United Community Banks, Inc.	5,327	154,909
United Security Bancshares	2,131	18,561
Unity Bancorp, Inc.	845	28,781
Univest Financial Corp.	2,727	76,738
USCB Financial Holdings, Inc.	1,035	15,784
Valley National Bancorp	26,937	244,049
Veritex Holdings, Inc.	2,371	62,405
Virginia National Bankshares Corp.	307	12,787
WaFd, Inc.	4,981	173,588
Washington Trust Bancorp, Inc.	1,505	48,476
Webster Financial Corp.	9,448	440,371
Wells Fargo & Co.	44,820	2,531,882
WesBanco, Inc.	5,072	151,044
West BanCorp, Inc.	758	14,410
Westamerica BanCorp	1,867	92,267
Western Alliance Bancorp	5,374	464,797
Western New England Bancorp, Inc.	1,120	9,520
William Penn Bancorp	914	11,197
Wintrust Financial Corp.	3,133	340,025
WSFS Financial Corp.	4,769	243,171
Zions Bancorp NA	7,368	347,917
		45,722,963
Beverages–1.15%
†Boston Beer Co., Inc. Class A	527	152,377
Brown-Forman Corp. Class A	8,438	413,270
†Celsius Holdings, Inc.	3,129	98,125
Coca-Cola Co.	43,598	3,132,952
Coca-Cola Consolidated, Inc.	532	700,325
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	2,982	$768,432
†Duckhorn Portfolio, Inc.	5,564	32,327
Keurig Dr. Pepper, Inc.	12,276	460,104
MGP Ingredients, Inc.	1,309	108,974
Molson Coors Beverage Co. Class B	5,486	315,555
†Monster Beverage Corp.	5,398	281,614
National Beverage Corp.	4,024	188,887
PepsiCo, Inc.	23,541	4,003,147
†Vita Coco Co., Inc.	837	23,695
		10,679,784
Biotechnology–2.01%
†2seventy bio, Inc.	1,762	8,317
†4D Molecular Therapeutics, Inc.	1,916	20,712
†Aadi Bioscience, Inc.	1,704	3,510
AbbVie, Inc.	25,380	5,012,042
†Acumen Pharmaceuticals, Inc.	2,758	6,840
†Adicet Bio, Inc.	1,731	2,493
†ADMA Biologics, Inc.	5,200	103,948
†Adverum Biotechnologies, Inc.	579	4,065
†Aldeyra Therapeutics, Inc.	4,058	21,873
†Alector, Inc.	1,703	7,936
†Alkermes PLC	7,678	214,907
†Allakos, Inc.	198	129
†Allogene Therapeutics, Inc.	7,123	19,944
†Allovir, Inc.	3,122	2,524
†Alnylam Pharmaceuticals, Inc.	1,461	401,819
Amgen, Inc.	9,491	3,058,095
†Anika Therapeutics, Inc.	1,049	25,910
†Arcturus Therapeutics Holdings, Inc.	271	6,290
†Arcus Biosciences, Inc.	5,741	87,780
†Avid Bioservices, Inc.	1,153	13,121
†Avidity Biosciences, Inc.	3,180	146,057
†Beam Therapeutics, Inc.	3,859	94,546
†Biogen, Inc.	2,985	578,612
†BioMarin Pharmaceutical, Inc.	2,850	200,327
†Bluebird Bio, Inc.	2,545	1,322
†Caribou Biosciences, Inc.	3,735	7,321
†Catalyst Pharmaceuticals, Inc.	2,500	49,700
†Celcuity, Inc.	961	14,329
†Cogent Biosciences, Inc.	2,478	26,762
†Cullinan Therapeutics, Inc.	2,469	41,331
†Day One Biopharmaceuticals, Inc.	1,142	15,908
†Denali Therapeutics, Inc.	3,237	94,294
†Design Therapeutics, Inc.	1,353	7,279
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Dynavax Technologies Corp.	7,873	$87,705
†Dyne Therapeutics, Inc.	2,238	80,389
†Editas Medicine, Inc.	2,173	7,410
†Emergent BioSolutions, Inc.	3,148	26,286
†Enanta Pharmaceuticals, Inc.	1,564	16,203
†Exact Sciences Corp.	2,539	172,957
†Exelixis, Inc.	14,409	373,914
†Fate Therapeutics, Inc.	2,609	9,132
†Generation Bio Co.	2,510	6,200
Gilead Sciences, Inc.	27,540	2,308,954
†GRAIL, Inc.	249	3,426
†Halozyme Therapeutics, Inc.	4,947	283,166
†HilleVax, Inc.	1,380	2,429
†Incyte Corp.	2,494	164,853
†Insmed, Inc.	2,274	166,002
†Intellia Therapeutics, Inc.	1,899	39,024
†KalVista Pharmaceuticals, Inc.	745	8,627
†Keros Therapeutics, Inc.	477	27,699
†Kiniksa Pharmaceuticals International PLC	1,095	27,364
†Kodiak Sciences, Inc.	240	626
†Krystal Biotech, Inc.	1,336	243,192
†Kura Oncology, Inc.	1,765	34,488
†Kymera Therapeutics, Inc.	977	46,241
†Larimar Therapeutics, Inc.	2,554	16,729
LENZ Therapeutics, Inc.	632	15,004
†Lineage Cell Therapeutics, Inc.	4,300	3,893
†Lumos Pharma, Inc.	21	81
†MacroGenics, Inc.	2,522	8,297
†MediciNova, Inc.	6,693	14,055
†MeiraGTx Holdings PLC	2,724	11,359
†MiMedx Group, Inc.	2,928	17,304
†Moderna, Inc.	4,054	270,929
†Monte Rosa Therapeutics, Inc.	1,541	8,167
†Myriad Genetics, Inc.	6,104	167,189
†Natera, Inc.	617	78,328
†Neurocrine Biosciences, Inc.	1,790	206,244
†NextCure, Inc.	3,736	5,118
†Nurix Therapeutics, Inc.	1,279	28,739
†Nuvalent, Inc. Class A	478	48,899
†Olema Pharmaceuticals, Inc.	2,287	27,307
†Omega Therapeutics, Inc.	1,589	1,939
†Organogenesis Holdings, Inc.	1,728	4,942
†Ovid therapeutics, Inc.	5,420	6,396
†=PDL BioPharma, Inc.	12,718	15,262
†PMV Pharmaceuticals, Inc.	2,465	3,673
†Poseida Therapeutics, Inc.	2,501	7,153
†Prothena Corp. PLC	2,185	36,555
†Puma Biotechnology, Inc.	3,378	8,614
†RAPT Therapeutics, Inc.	1,100	2,211
LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Recursion Pharmaceuticals, Inc. Class A	207	$1,364
†Regeneron Pharmaceuticals, Inc.	1,276	1,341,382
†REGENXBIO, Inc.	2,597	27,243
†Relay Therapeutics, Inc.	5,091	36,044
†Replimune Group, Inc.	2,843	31,159
†Rocket Pharmaceuticals, Inc.	1,401	25,876
†Sage Therapeutics, Inc.	2,104	15,191
†Sangamo Therapeutics, Inc.	8,751	7,579
†Sarepta Therapeutics, Inc.	488	60,946
†Shattuck Labs, Inc.	2,704	9,437
†Stoke Therapeutics, Inc.	1,500	18,435
†Sutro Biopharma, Inc.	1,578	5,460
†Twist Bioscience Corp.	505	22,816
†United Therapeutics Corp.	889	318,573
†Vanda Pharmaceuticals, Inc.	3,572	16,753
†Veracyte, Inc.	3,746	127,514
†Verastem, Inc.	570	1,704
†Vericel Corp.	871	36,800
†Vertex Pharmaceuticals, Inc.	2,003	931,555
†Verve Therapeutics, Inc.	1,676	8,112
†Vir Biotechnology, Inc.	5,566	41,689
†Vor BioPharma, Inc.	1,524	1,067
†Voyager Therapeutics, Inc.	1,748	10,226
†Werewolf Therapeutics, Inc.	1,614	3,422
†Xencor, Inc.	3,216	64,674
†Y-mAbs Therapeutics, Inc.	1,554	20,435
†Zentalis Pharmaceuticals, Inc.	2,690	9,899
		18,646,072
Broadline Retail–1.86%
†1stdibs.com, Inc.	2,522	11,122
†Amazon.com, Inc.	78,421	14,612,185
Dillard's, Inc. Class A	943	361,820
eBay, Inc.	17,791	1,158,372
†Etsy, Inc.	2,811	156,095
Kohl's Corp.	9,455	199,500
Macy's, Inc.	17,805	279,360
Nordstrom, Inc.	7,134	160,444
†Ollie's Bargain Outlet Holdings, Inc.	2,449	238,043
†Qurate Retail, Inc.	26,054	15,895
		17,192,836
Building Products–1.45%
A.O. Smith Corp.	7,432	667,617
AAON, Inc.	3,231	348,431
Advanced Drainage Systems, Inc.	4,570	718,221
Allegion PLC	3,804	554,395
†American Woodmark Corp.	1,121	104,757
Apogee Enterprises, Inc.	1,507	105,513
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Armstrong World Industries, Inc.	3,181	$418,079
†AZEK Co., Inc.	3,729	174,517
AZZ, Inc.	2,008	165,881
†Builders FirstSource, Inc.	5,441	1,054,792
Carlisle Cos., Inc.	1,768	795,158
Carrier Global Corp.	12,221	983,668
CSW Industrials, Inc.	829	303,737
Fortune Brands Innovations, Inc.	5,662	506,919
†Gibraltar Industries, Inc.	1,995	139,510
Griffon Corp.	3,615	253,050
†Hayward Holdings, Inc.	9,286	142,447
Insteel Industries, Inc.	1,555	48,345
†Janus International Group, Inc.	851	8,604
†JELD-WEN Holding, Inc.	7,208	113,959
Johnson Controls International PLC	11,945	927,051
Lennox International, Inc.	1,245	752,341
Masco Corp.	4,092	343,483
†Masterbrand, Inc.	8,775	162,689
Owens Corning	3,284	579,692
Quanex Building Products Corp.	2,203	61,133
†Resideo Technologies, Inc.	9,867	198,721
Simpson Manufacturing Co., Inc.	2,539	485,635
Tecnoglass, Inc.	2,696	185,107
Trane Technologies PLC	2,744	1,066,675
†Trex Co., Inc.	5,817	387,296
UFP Industries, Inc.	3,773	495,055
Zurn Elkay Water Solutions Corp.	5,645	202,881
		13,455,359
Capital Markets–3.11%
Affiliated Managers Group, Inc.	2,450	435,610
Ameriprise Financial, Inc.	4,194	1,970,383
ARES Management Corp. Class A	1,769	275,681
Artisan Partners Asset Management, Inc. Class A	4,953	214,564
Associated Capital Group, Inc. Class A	251	8,890
B Riley Financial, Inc.	150	788
Bank of New York Mellon Corp.	14,686	1,055,336
BGC Group, Inc. Class A	17,890	164,230
BlackRock, Inc.	1,272	1,207,777
Blackstone, Inc.	1,653	253,124
Brightsphere Investment Group, Inc.	2,470	62,738
Carlyle Group, Inc.	9,308	400,802
LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Cboe Global Markets, Inc.	2,885	$591,050
Charles Schwab Corp.	19,020	1,232,686
CME Group, Inc.	3,001	662,171
Cohen & Steers, Inc.	2,732	262,135
†Coinbase Global, Inc. Class A	1,384	246,587
Diamond Hill Investment Group, Inc.	308	49,776
†Dominari Holdings, Inc.	700	1,295
†Donnelley Financial Solutions, Inc.	2,850	187,616
Evercore, Inc. Class A	2,294	581,162
FactSet Research Systems, Inc.	1,141	524,689
Federated Hermes, Inc.	6,284	231,063
Franklin Resources, Inc.	11,369	229,085
Goldman Sachs Group, Inc.	4,225	2,091,840
Hamilton Lane, Inc. Class A	937	157,781
Houlihan Lokey, Inc.	2,512	396,946
Interactive Brokers Group, Inc. Class A	763	106,332
Intercontinental Exchange, Inc.	5,547	891,070
Invesco Ltd.	17,695	310,724
Janus Henderson Group PLC	10,713	407,844
Jefferies Financial Group, Inc.	12,086	743,893
KKR & Co., Inc.	5,722	747,179
Lazard, Inc.	1,200	60,456
LPL Financial Holdings, Inc.	2,880	669,974
MarketAxess Holdings, Inc.	898	230,068
Moody's Corp.	1,694	803,955
Morgan Stanley	17,917	1,867,668
Morningstar, Inc.	1,011	322,630
MSCI, Inc.	578	336,934
Nasdaq, Inc.	12,420	906,784
Northern Trust Corp.	5,451	490,754
†Open Lending Corp. Class A	5,162	31,591
Oppenheimer Holdings, Inc. Class A	765	39,137
Piper Sandler Cos.	1,263	358,452
PJT Partners, Inc. Class A	816	108,805
Raymond James Financial, Inc.	6,282	769,294
†Robinhood Markets, Inc. Class A	19,647	460,133
S&P Global, Inc.	2,788	1,440,337
SEI Investments Co.	7,297	504,879
Silvercrest Asset Management Group, Inc. Class A	997	17,188
State Street Corp.	7,800	690,066
Stifel Financial Corp.	5,640	529,596
†StoneX Group, Inc.	1,866	152,788
T. Rowe Price Group, Inc.	5,474	596,283
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Tradeweb Markets, Inc. Class A	2,207	$272,940
U.S. Global Investors, Inc. Class A	2,448	6,316
Victory Capital Holdings, Inc. Class A	2,310	127,974
Virtu Financial, Inc. Class A	5,162	157,235
Virtus Investment Partners, Inc.	420	87,969
Westwood Holdings Group, Inc.	439	6,234
WisdomTree, Inc.	10,540	105,295
		28,854,582
Chemicals–2.18%
AdvanSix, Inc.	2,562	77,834
Air Products & Chemicals, Inc.	2,155	641,630
Albemarle Corp.	2,615	247,667
†Alto Ingredients, Inc.	4,791	7,713
American Vanguard Corp.	2,114	11,204
†Arcadium Lithium PLC	17,970	51,214
Ashland, Inc.	3,930	341,792
†Aspen Aerogels, Inc.	2,207	61,112
Avient Corp.	6,532	328,690
†Axalta Coating Systems Ltd.	15,781	571,114
Balchem Corp.	1,569	276,144
Cabot Corp.	3,948	441,268
Celanese Corp.	2,955	401,762
CF Industries Holdings, Inc.	8,984	770,827
Chemours Co.	1,030	20,930
Corteva, Inc.	12,005	705,774
Dow, Inc.	23,600	1,289,268
DuPont de Nemours, Inc.	9,282	827,119
Eastman Chemical Co.	4,406	493,252
Ecolab, Inc.	2,496	637,304
†Ecovyst, Inc.	6,127	41,970
Element Solutions, Inc.	17,028	462,480
FMC Corp.	2,470	162,872
Hawkins, Inc.	1,770	225,622
HB Fuller Co.	3,432	272,432
Huntsman Corp.	14,366	347,657
†Ingevity Corp.	2,010	78,390
Innospec, Inc.	1,414	159,909
International Flavors & Fragrances, Inc.	6,197	650,251
†Intrepid Potash, Inc.	1,283	30,792
Koppers Holdings, Inc.	1,060	38,722
Kronos Worldwide, Inc.	4,954	61,677
Linde PLC	5,678	2,707,611
†LSB Industries, Inc.	3,136	25,213
LyondellBasell Industries NV Class A	11,123	1,066,696
Mativ Holdings, Inc.	2,848	48,388
Minerals Technologies, Inc.	2,394	184,889
LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Mosaic Co.	13,142	$351,943
NewMarket Corp.	666	367,559
Northern Technologies International Corp.	1,639	20,143
Olin Corp.	10,808	518,568
Orion SA	1,957	34,854
PPG Industries, Inc.	5,978	791,846
Quaker Chemical Corp.	243	40,943
†Rayonier Advanced Materials, Inc.	7,464	63,892
RPM International, Inc.	4,361	527,681
Sensient Technologies Corp.	2,141	171,751
Sherwin-Williams Co.	4,872	1,859,496
Stepan Co.	1,624	125,454
Tronox Holdings PLC	10,735	157,053
Westlake Corp.	2,453	368,661
		20,169,033
Commercial Services & Supplies–1.06%
ABM Industries, Inc.	4,513	238,106
ACCO Brands Corp.	7,956	43,519
Acme United Corp.	172	7,162
†ACV Auctions, Inc. Class A	1,930	39,237
ARC Document Solutions, Inc.	3,628	12,263
Brady Corp. Class A	2,770	212,265
†BrightView Holdings, Inc.	3,756	59,120
Brink's Co.	3,039	351,430
†Casella Waste Systems, Inc. Class A	2,417	240,467
†CECO Environmental Corp.	1,187	33,473
†Cimpress PLC	912	74,711
Cintas Corp.	5,024	1,034,341
Civeo Corp.	630	17,262
†Clean Harbors, Inc.	3,977	961,281
†Copart, Inc.	7,306	382,834
Deluxe Corp.	3,259	63,518
†Driven Brands Holdings, Inc.	5,238	74,746
Ennis, Inc.	1,765	42,925
†Enviri Corp.	5,387	55,702
†=GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	44,859
HNI Corp.	3,761	202,492
Interface, Inc.	3,770	71,517
†Liquidity Services, Inc.	1,758	40,082
Matthews International Corp. Class A	2,379	55,193
MillerKnoll, Inc.	5,531	136,948
†Montrose Environmental Group, Inc.	388	10,204
MSA Safety, Inc.	1,382	245,084
NL Industries, Inc.	2,090	15,529
†OPENLANE, Inc.	9,508	160,495
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Perma-Fix Environmental Services, Inc.	1,952	$23,951
Quad/Graphics, Inc.	4,623	20,989
†Quest Resource Holding Corp.	2,058	16,423
Republic Services, Inc.	4,433	890,324
Rollins, Inc.	8,554	432,661
Steelcase, Inc. Class A	5,268	71,065
†Stericycle, Inc.	4,397	268,217
Tetra Tech, Inc.	9,705	457,688
UniFirst Corp.	1,034	205,404
Veralto Corp.	1,877	209,961
Vestis Corp.	4,936	73,546
†Viad Corp.	1,218	43,641
VSE Corp.	1,374	113,671
Waste Management, Inc.	9,837	2,042,161
		9,796,467
Communications Equipment–0.72%
†Applied Optoelectronics, Inc.	1,210	17,315
†Arista Networks, Inc.	1,777	682,048
†Aviat Networks, Inc.	797	17,239
†Calix, Inc.	1,776	68,891
†Cambium Networks Corp.	1,400	2,562
†Ciena Corp.	5,181	319,098
Cisco Systems, Inc.	54,029	2,875,423
†Clearfield, Inc.	826	32,181
†Comtech Telecommunications Corp.	2,049	9,856
†Digi International, Inc.	1,498	41,240
†DZS, Inc.	1,150	725
†F5, Inc.	2,057	452,951
†Genasys, Inc.	2,022	7,198
†Harmonic, Inc.	6,256	91,150
†Infinera Corp.	4,453	30,058
Juniper Networks, Inc.	15,147	590,430
†KVH Industries, Inc.	2,253	10,882
†Lumentum Holdings, Inc.	3,600	228,168
Motorola Solutions, Inc.	1,946	874,980
†NETGEAR, Inc.	2,066	41,444
†NetScout Systems, Inc.	5,309	115,471
Network-1 Technologies, Inc.	11	15
†Ribbon Communications, Inc.	9,487	30,833
†Viavi Solutions, Inc.	13,191	118,983
		6,659,141
Construction & Engineering–0.94%
AECOM	4,158	429,397
†Ameresco, Inc. Class A	3,022	114,655
†API Group Corp.	5,216	172,232
Arcosa, Inc.	2,983	282,669
Argan, Inc.	1,157	117,355
†Bowman Consulting Group Ltd.	429	10,330
LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Cadeler AS ADR	454	$12,794
Comfort Systems USA, Inc.	2,388	932,156
†Concrete Pumping Holdings, Inc.	5,143	29,778
†Construction Partners, Inc. Class A	2,150	150,070
†Dycom Industries, Inc.	2,115	416,866
EMCOR Group, Inc.	3,159	1,360,044
†Fluor Corp.	7,505	358,064
Granite Construction, Inc.	2,572	203,908
†Great Lakes Dredge & Dock Corp.	4,650	48,964
†IES Holdings, Inc.	1,179	235,352
†Limbach Holdings, Inc.	231	17,501
†MasTec, Inc.	4,506	554,689
†Matrix Service Co.	2,351	27,107
MDU Resources Group, Inc.	12,934	354,521
†MYR Group, Inc.	1,177	120,325
†Northwest Pipe Co.	539	24,325
†Orion Group Holdings, Inc.	1,150	6,635
Primoris Services Corp.	5,392	313,167
Quanta Services, Inc.	3,716	1,107,925
†Sterling Infrastructure, Inc.	2,101	304,687
†Tutor Perini Corp.	4,056	110,161
Valmont Industries, Inc.	1,274	369,396
†WillScot Holdings Corp.	13,801	518,918
		8,703,991
Construction Materials–0.32%
Eagle Materials, Inc.	2,323	668,211
†Knife River Corp.	3,233	288,998
Martin Marietta Materials, Inc.	1,696	912,872
†Smith-Midland Corp.	532	17,763
†Summit Materials, Inc. Class A	2,227	86,920
U.S. Lime & Minerals, Inc.	1,385	135,259
Vulcan Materials Co.	3,325	832,680
		2,942,703
Consumer Finance–0.88%
Ally Financial, Inc.	16,293	579,868
American Express Co.	6,820	1,849,584
†Atlanticus Holdings Corp.	351	12,313
Bread Financial Holdings, Inc.	3,301	157,062
Capital One Financial Corp.	7,294	1,092,131
†Credit Acceptance Corp.	718	318,375
Discover Financial Services	5,600	785,624
†Encore Capital Group, Inc.	2,487	117,560
†Enova International, Inc.	2,115	177,216
†EZCORP, Inc. Class A	4,961	55,613
FirstCash Holdings, Inc.	2,903	333,264
†Green Dot Corp. Class A	3,291	38,538
†LendingClub Corp.	7,603	86,902
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†LendingTree, Inc.	222	$12,883
Navient Corp.	12,007	187,189
Nelnet, Inc. Class A	1,924	217,951
†NerdWallet, Inc. Class A	1,355	17,222
OneMain Holdings, Inc.	8,941	420,853
†PRA Group, Inc.	3,508	78,439
PROG Holdings, Inc.	3,454	167,484
Regional Management Corp.	567	18,547
SLM Corp.	18,747	428,744
†SoFi Technologies, Inc.	15,747	123,771
Synchrony Financial	16,003	798,230
†World Acceptance Corp.	783	92,378
		8,167,741
Consumer Staples Distribution & Retail–1.93%
Albertsons Cos., Inc. Class A	14,742	272,432
Andersons, Inc.	2,422	121,439
†BJ's Wholesale Club Holdings, Inc.	6,678	550,801
Casey's General Stores, Inc.	2,190	822,805
†Chefs' Warehouse, Inc.	2,797	117,502
Costco Wholesale Corp.	4,044	3,585,087
Dollar General Corp.	4,851	410,249
†Dollar Tree, Inc.	4,926	346,396
†Grocery Outlet Holding Corp.	3,739	65,619
†HF Foods Group, Inc.	2,646	9,446
Ingles Markets, Inc. Class A	1,307	97,502
Kroger Co.	36,397	2,085,548
Natural Grocers by Vitamin Cottage, Inc.	2,445	72,592
†Performance Food Group Co.	6,896	540,440
PriceSmart, Inc.	1,820	167,040
SpartanNash Co.	3,365	75,410
†Sprouts Farmers Market, Inc.	7,175	792,192
Sysco Corp.	10,911	851,713
Target Corp.	12,199	1,901,336
†U.S. Foods Holding Corp.	10,600	651,900
†United Natural Foods, Inc.	3,773	63,462
Village Super Market, Inc. Class A	880	27,975
Walgreens Boots Alliance, Inc.	13,596	121,820
Walmart, Inc.	49,971	4,035,158
Weis Markets, Inc.	1,433	98,777
		17,884,641
Containers & Packaging–0.82%
Amcor PLC	38,673	438,165
AptarGroup, Inc.	3,579	573,320
Ardagh Metal Packaging SA	4,030	15,193
Avery Dennison Corp.	3,229	712,834
Ball Corp.	9,481	643,855
Berry Global Group, Inc.	10,390	706,312
Crown Holdings, Inc.	6,510	624,179
LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Co.	25,771	$762,564
Greif, Inc. Class A	2,732	176,270
International Paper Co.	11,999	586,151
Myers Industries, Inc.	3,079	42,552
†O-I Glass, Inc.	8,101	106,285
Packaging Corp. of America	3,479	749,377
Pactiv Evergreen, Inc.	2,300	26,473
†Ranpak Holdings Corp.	874	5,707
Sealed Air Corp.	5,125	186,038
Silgan Holdings, Inc.	7,200	378,000
Smurfit WestRock PLC	8,446	417,401
Sonoco Products Co.	7,114	388,638
TriMas Corp.	3,116	79,552
		7,618,866
Distributors–0.17%
A-Mark Precious Metals, Inc.	1,222	53,964
Genuine Parts Co.	5,038	703,708
LKQ Corp.	7,912	315,847
Pool Corp.	1,296	488,333
Weyco Group, Inc.	507	17,258
		1,579,110
Diversified Consumer Services–0.39%
ADT, Inc.	20,450	147,854
†Adtalem Global Education, Inc.	2,932	221,307
†American Public Education, Inc.	1,456	21,476
†Bright Horizons Family Solutions, Inc.	2,461	344,860
Carriage Services, Inc.	1,652	54,235
†Chegg, Inc.	7,787	13,783
†Coursera, Inc.	6,556	52,055
†Frontdoor, Inc.	3,903	187,305
Graham Holdings Co. Class B	279	229,260
†Grand Canyon Education, Inc.	3,013	427,394
H&R Block, Inc.	5,272	335,036
Laureate Education, Inc.	6,158	102,284
†Lincoln Educational Services Corp.	1,828	21,826
OneSpaWorld Holdings Ltd.	3,672	60,625
Perdoceo Education Corp.	6,090	135,442
Service Corp. International	9,972	787,090
Strategic Education, Inc.	1,317	121,888
†Stride, Inc.	2,788	237,844
†Udemy, Inc.	4,933	36,702
†Universal Technical Institute, Inc.	3,313	53,869
		3,592,135
Diversified Telecommunication Services–0.82%
†Anterix, Inc.	1,166	43,911
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc.	125,523	$2,761,506
ATN International, Inc.	1,118	36,156
†Bandwidth, Inc. Class A	2,154	37,716
†Consolidated Communications Holdings, Inc.	6,890	31,970
†Frontier Communications Parent, Inc.	11,913	423,269
†Globalstar, Inc.	10,174	12,616
IDT Corp. Class B	1,774	67,714
Iridium Communications, Inc.	7,987	243,204
†Liberty Global Ltd. Class A	3,371	71,690
†Liberty Latin America Ltd. Class A	15,472	147,065
Shenandoah Telecommunications Co.	3,690	52,066
Verizon Communications, Inc.	81,842	3,675,524
		7,604,407
Electric Utilities–1.10%
ALLETE, Inc.	2,439	156,559
Alliant Energy Corp.	4,703	285,425
American Electric Power Co., Inc.	3,298	338,375
Constellation Energy Corp.	4,545	1,181,791
Duke Energy Corp.	4,885	563,240
Edison International	7,419	646,121
Entergy Corp.	3,777	497,091
Evergy, Inc.	4,491	278,487
Eversource Energy	3,599	244,912
Exelon Corp.	6,430	260,736
FirstEnergy Corp.	10,192	452,015
Genie Energy Ltd. Class B	1,295	21,044
†Hawaiian Electric Industries, Inc.	4,111	39,794
IDACORP, Inc.	1,690	174,222
MGE Energy, Inc.	1,792	163,878
NextEra Energy, Inc.	9,866	833,973
NRG Energy, Inc.	14,772	1,345,729
OGE Energy Corp.	5,679	232,953
Otter Tail Corp.	1,231	96,215
PG&E Corp.	19,013	375,887
Pinnacle West Capital Corp.	2,967	262,847
Portland General Electric Co.	3,574	171,195
PPL Corp.	13,594	449,690
Southern Co.	6,267	565,158
TXNM Energy, Inc.	2,892	126,583
Xcel Energy, Inc.	6,584	429,935
		10,193,855
Electrical Equipment–0.92%
Acuity Brands, Inc.	1,794	494,050
LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Allient, Inc.	1,137	$21,592
†American Superconductor Corp.	1,700	40,120
AMETEK, Inc.	5,313	912,295
†Array Technologies, Inc.	4,539	29,957
Atkore, Inc.	3,256	275,914
Eaton Corp. PLC	3,010	997,634
Emerson Electric Co.	5,158	564,131
EnerSys	2,817	287,475
†Fluence Energy, Inc.	1,964	44,602
†FuelCell Energy, Inc.	3,227	1,226
†GE Vernova, Inc.	2,038	519,649
†Generac Holdings, Inc.	1,111	176,516
†GrafTech International Ltd.	10,007	13,209
Hubbell, Inc.	1,486	636,528
LSI Industries, Inc.	457	7,381
†NEXTracker, Inc. Class A	1,018	38,155
nVent Electric PLC	8,529	599,248
†Plug Power, Inc.	10,899	24,632
Powell Industries, Inc.	1,009	223,988
Preformed Line Products Co.	449	57,508
Regal Rexnord Corp.	3,222	534,465
Rockwell Automation, Inc.	2,883	773,970
Sensata Technologies Holding PLC	1,784	63,974
†Shoals Technologies Group, Inc. Class A	3,328	18,670
†Sunrun, Inc.	9,039	163,244
†Thermon Group Holdings, Inc.	2,349	70,094
†Ultralife Corp.	2,766	25,005
Vertiv Holdings Co. Class A	8,482	843,874
†Vicor Corp.	594	25,007
		8,484,113
Electronic Equipment, Instruments & Components–1.55%
Advanced Energy Industries, Inc.	2,741	288,463
†Airgain, Inc.	1,525	11,498
Amphenol Corp. Class A	12,752	830,920
†Arrow Electronics, Inc.	3,968	527,069
Avnet, Inc.	6,028	327,381
Badger Meter, Inc.	1,271	277,599
Bel Fuse, Inc. Class B	886	69,560
Belden, Inc.	2,664	312,034
Benchmark Electronics, Inc.	2,494	110,534
CDW Corp.	4,464	1,010,203
Climb Global Solutions, Inc.	332	33,047
†Coda Octopus Group, Inc.	2,420	17,545
Cognex Corp.	4,550	184,275
†Coherent Corp.	3,251	289,046
Corning, Inc.	21,367	964,720
Crane NXT Co.	4,090	229,449
CTS Corp.	2,254	109,049
†Daktronics, Inc.	2,615	33,760
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Data I/O Corp.	7,146	$18,365
†ePlus, Inc.	2,128	209,268
†Fabrinet	2,009	475,008
†FARO Technologies, Inc.	842	16,116
†Flex Ltd.	16,245	543,070
†Identiv, Inc.	1,421	5,016
†Insight Enterprises, Inc.	1,874	403,641
†IPG Photonics Corp.	2,199	163,430
†Iteris, Inc.	3,006	21,463
†Itron, Inc.	2,486	265,530
Jabil, Inc.	5,943	712,150
†Key Tronic Corp.	304	1,739
†Keysight Technologies, Inc.	4,379	695,954
†Kimball Electronics, Inc.	2,160	39,982
†Knowles Corp.	6,423	115,807
Littelfuse, Inc.	1,254	332,623
†Luna Innovations, Inc.	2,308	5,424
Methode Electronics, Inc.	2,176	26,025
†Mirion Technologies, Inc.	2,916	32,280
Napco Security Technologies, Inc.	1,100	44,506
†nLight, Inc.	1,778	19,007
†Novanta, Inc.	1,226	219,356
†OSI Systems, Inc.	1,334	202,541
†PAR Technology Corp.	1,037	54,007
PC Connection, Inc.	2,018	152,218
†Plexus Corp.	2,007	274,377
†Powerfleet, Inc. NJ	2,100	10,500
Richardson Electronics Ltd.	916	11,303
†Rogers Corp.	1,055	119,226
†Sanmina Corp.	3,814	261,068
†ScanSource, Inc.	1,716	82,419
†SmartRent, Inc.	6,461	11,178
TD SYNNEX Corp.	3,860	463,509
TE Connectivity PLC	5,077	766,576
†Teledyne Technologies, Inc.	1,270	555,828
†Trimble, Inc.	5,938	368,690
†TTM Technologies, Inc.	6,628	120,961
Vishay Intertechnology, Inc.	8,859	167,524
†Vishay Precision Group, Inc.	600	15,540
Vontier Corp.	9,754	329,100
†Zebra Technologies Corp. Class A	1,112	411,796
		14,370,273
Energy Equipment & Services–0.73%
Archrock, Inc.	11,854	239,925
Baker Hughes Co.	25,840	934,116
†Bristow Group, Inc.	1,323	45,895
Cactus, Inc. Class A	2,654	158,364
ChampionX Corp.	10,411	313,892
Core Laboratories, Inc.	2,200	40,766
†DMC Global, Inc.	551	7,152
†Expro Group Holdings NV	5,471	93,937
LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Forum Energy Technologies, Inc.	380	$5,875
†Geospace Technologies Corp.	1,182	12,222
†Gulf Island Fabrication, Inc.	6,318	35,634
Halliburton Co.	35,161	1,021,427
†Helix Energy Solutions Group, Inc.	13,252	147,097
Helmerich & Payne, Inc.	1,423	43,288
†Independence Contract Drilling, Inc.	97	21
†Innovex International, Inc.	2,477	36,362
Liberty Energy, Inc.	8,157	155,717
†Mammoth Energy Services, Inc.	2,622	10,724
†Nabors Industries Ltd.	576	37,135
†Natural Gas Services Group, Inc.	679	12,976
†Newpark Resources, Inc.	12,475	86,452
Noble Corp. PLC	1,193	43,115
NOV, Inc.	18,750	299,438
†Oceaneering International, Inc.	6,032	150,016
†Oil States International, Inc.	5,610	25,806
†ProPetro Holding Corp.	8,008	61,341
Ranger Energy Services, Inc.	1,723	20,521
RPC, Inc.	11,712	74,488
Schlumberger NV	24,376	1,022,573
†SEACOR Marine Holdings, Inc.	1,843	17,785
†Seadrill Ltd.	1,698	67,479
Select Water Solutions, Inc.	9,056	100,793
Solaris Energy Infrastructure, Inc. Class A	2,100	26,796
TechnipFMC PLC	17,349	455,064
†TETRA Technologies, Inc.	6,409	19,868
†Tidewater, Inc.	3,355	240,855
†Transocean Ltd.	37,899	161,071
†Valaris Ltd.	3,391	189,048
Weatherford International PLC	4,158	353,097
		6,768,131
Entertainment–0.77%
†Atlanta Braves Holdings, Inc. Class A	1,864	74,565
†Cinemark Holdings, Inc.	7,781	216,623
Electronic Arts, Inc.	3,894	558,555
†Eventbrite, Inc. Class A	2,663	7,270
†IMAX Corp.	3,593	73,692
†Liberty Media Corp.-Liberty Formula One Class A	6,198	475,286
†Liberty Media Corp.-Liberty Live Class A	2,366	120,157
†Lions Gate Entertainment Corp. Class A	15,707	114,411
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Live Nation Entertainment, Inc.	2,936	$321,463
†Madison Square Garden Entertainment Corp.	1,336	56,820
†Madison Square Garden Sports Corp.	597	124,331
Marcus Corp.	2,001	30,155
†Netflix, Inc.	1,897	1,345,485
†Reading International, Inc. Class A	1,404	2,289
†ROBLOX Corp. Class A	1,603	70,949
†Roku, Inc.	693	51,739
†Sphere Entertainment Co.	1,336	59,024
†Spotify Technology SA	400	147,412
†Take-Two Interactive Software, Inc.	3,912	601,314
†TKO Group Holdings, Inc.	2,192	271,172
Walt Disney Co.	20,029	1,926,590
†Warner Bros Discovery, Inc.	54,645	450,821
Warner Music Group Corp. Class A	1,625	50,863
		7,150,986
Financial Services–3.22%
†Acacia Research Corp.	1,090	5,079
†Affirm Holdings, Inc.	6,107	249,288
Apollo Global Management, Inc.	2,440	304,780
†AvidXchange Holdings, Inc.	9,185	74,490
†Berkshire Hathaway, Inc. Class B	12,561	5,781,326
†Block, Inc.	5,736	385,058
†BM Technologies, Inc.	419	1,425
†Cantaloupe, Inc.	5,370	39,738
Cass Information Systems, Inc.	1,074	44,549
Corebridge Financial, Inc.	17,172	500,735
†Corpay, Inc.	3,326	1,040,240
Enact Holdings, Inc.	754	27,393
Equitable Holdings, Inc.	22,169	931,763
Essent Group Ltd.	7,232	464,945
†Euronet Worldwide, Inc.	2,790	276,852
EVERTEC, Inc.	938	31,789
Federal Agricultural Mortgage Corp. Class A	799	147,401
Fidelity National Information Services, Inc.	12,377	1,036,574
†Fiserv, Inc.	6,554	1,177,426
†Flywire Corp.	2,278	37,336
Global Payments, Inc.	5,357	548,664
†I3 Verticals, Inc. Class A	1,655	35,268
†International Money Express, Inc.	2,069	38,256
Jack Henry & Associates, Inc.	2,344	413,810
LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Jackson Financial, Inc. Class A	3,823	$348,772
†Marqeta, Inc. Class A	14,833	72,978
Mastercard, Inc. Class A	10,952	5,408,098
Merchants Bancorp	2,230	100,261
MGIC Investment Corp.	13,300	340,480
†Mr. Cooper Group, Inc.	5,737	528,837
†NCR Atleos Corp.	4,987	142,279
†NMI Holdings, Inc. Class A	4,487	184,819
†Onity Group, Inc.	526	16,800
†Paymentus Holdings, Inc. Class A	2,155	43,143
†Payoneer Global, Inc.	3,845	28,953
†PayPal Holdings, Inc.	9,041	705,469
†Paysafe Ltd.	2,000	44,860
PennyMac Financial Services, Inc.	2,498	284,697
Radian Group, Inc.	2,793	96,889
†Remitly Global, Inc.	3,561	47,682
†Repay Holdings Corp.	2,875	23,460
†Rocket Cos., Inc. Class A	374	7,177
†Security National Financial Corp. Class A	1,425	13,110
†Shift4 Payments, Inc. Class A	855	75,753
†Toast, Inc. Class A	4,715	133,482
UWM Holdings Corp.	4,186	35,665
†Velocity Financial, Inc.	941	18,453
Visa, Inc. Class A	22,290	6,128,635
Voya Financial, Inc.	5,476	433,809
Walker & Dunlop, Inc.	2,190	248,762
Waterstone Financial, Inc.	2,626	38,602
Western Union Co.	16,363	195,211
†WEX, Inc.	2,186	458,470
		29,799,791
Food Products–1.21%
Alico, Inc.	310	8,671
Archer-Daniels-Midland Co.	753	44,984
B&G Foods, Inc.	4,796	42,588
Bunge Global SA	4,864	470,057
Calavo Growers, Inc.	781	22,282
Cal-Maine Foods, Inc.	3,414	255,504
Campbell Soup Co.	11,132	544,577
Conagra Brands, Inc.	13,369	434,760
†Darling Ingredients, Inc.	4,241	157,596
Dole PLC	2,032	33,101
†Farmer Bros Co.	1,079	2,136
Flowers Foods, Inc.	13,973	322,357
Fresh Del Monte Produce, Inc.	3,707	109,505
†Freshpet, Inc.	2,140	292,688
General Mills, Inc.	11,622	858,285
†Hain Celestial Group, Inc.	6,883	59,400
Hershey Co.	3,281	629,230
Hormel Foods Corp.	10,944	346,925
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Ingredion, Inc.	4,050	$556,591
J & J Snack Foods Corp.	1,165	200,520
J.M. Smucker Co.	3,225	390,547
John B Sanfilippo & Son, Inc.	644	60,736
Kellanova	12,387	999,755
Kraft Heinz Co.	8,651	303,737
Lamb Weston Holdings, Inc.	4,444	287,704
Lancaster Colony Corp.	1,158	204,468
†Lifeway Foods, Inc.	699	18,118
Limoneira Co.	992	26,288
McCormick & Co., Inc.	5,771	475,065
†Mission Produce, Inc.	2,513	32,217
Mondelez International, Inc. Class A	14,242	1,049,208
†Pilgrim's Pride Corp.	7,304	336,349
†Post Holdings, Inc.	3,653	422,835
Seaboard Corp.	55	172,535
†Seneca Foods Corp. Class A	364	22,688
†Simply Good Foods Co.	6,162	214,253
Tootsie Roll Industries, Inc.	1,742	53,950
†TreeHouse Foods, Inc.	3,497	146,804
Tyson Foods, Inc. Class A	7,116	423,829
Utz Brands, Inc.	1,872	33,134
†Vital Farms, Inc.	1,481	51,939
WK Kellogg Co.	3,096	52,973
		11,170,889
Gas Utilities–0.17%
Atmos Energy Corp.	2,669	370,217
Chesapeake Utilities Corp.	908	112,746
National Fuel Gas Co.	3,810	230,924
New Jersey Resources Corp.	6,806	321,243
Northwest Natural Holding Co.	1,338	54,617
ONE Gas, Inc.	2,252	167,594
RGC Resources, Inc.	1,002	22,615
Southwest Gas Holdings, Inc.	1,839	135,645
Spire, Inc.	2,361	158,872
UGI Corp.	1,884	47,138
		1,621,611
Ground Transportation–1.15%
ArcBest Corp.	1,859	201,609
Avis Budget Group, Inc.	1,226	107,385
Covenant Logistics Group, Inc.	1,476	77,992
CSX Corp.	44,101	1,522,808
Heartland Express, Inc.	5,586	68,596
†Hertz Global Holdings, Inc.	13,464	44,431
JB Hunt Transport Services, Inc.	3,912	674,155
Knight-Swift Transportation Holdings, Inc.	8,750	472,063
Landstar System, Inc.	2,291	432,701
Marten Transport Ltd.	5,929	104,943
LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Norfolk Southern Corp.	3,753	$932,620
Old Dominion Freight Line, Inc.	4,613	916,326
†PAM Transportation Services, Inc.	2,728	50,468
†RXO, Inc.	4,881	136,668
Ryder System, Inc.	3,781	551,270
†Saia, Inc.	580	253,611
Schneider National, Inc. Class B	5,218	148,922
†Uber Technologies, Inc.	2,905	218,340
†U-Haul Holding Co.	7,427	539,857
Union Pacific Corp.	9,984	2,460,856
Universal Logistics Holdings, Inc.	2,167	93,419
Werner Enterprises, Inc.	4,045	156,097
†XPO, Inc.	4,881	524,756
		10,689,893
Health Care Equipment & Supplies–1.63%
Abbott Laboratories	15,769	1,797,824
†Accuray, Inc.	4,267	7,681
†Align Technology, Inc.	1,078	274,157
†AngioDynamics, Inc.	3,064	23,838
†Apyx Medical Corp.	3,118	3,866
†Artivion, Inc.	2,557	68,067
†AtriCure, Inc.	2,424	67,969
†Avanos Medical, Inc.	2,882	69,254
†Axogen, Inc.	1,694	23,750
†Axonics, Inc.	2,155	149,988
Baxter International, Inc.	12,243	464,867
Becton Dickinson & Co.	3,019	727,881
†Boston Scientific Corp.	11,192	937,890
CONMED Corp.	1,545	111,116
†Cooper Cos., Inc.	4,032	444,891
DENTSPLY SIRONA, Inc.	5,874	158,950
†Dexcom, Inc.	1,914	128,315
†Edwards Lifesciences Corp.	2,988	197,178
†Electromed, Inc.	1,109	23,810
Embecta Corp.	547	7,713
†Enovis Corp.	3,221	138,664
†Envista Holdings Corp.	7,903	156,163
†enVVeno Medical Corp.	1,679	5,641
†FONAR Corp.	558	9,034
GE HealthCare Technologies, Inc.	10,877	1,020,806
†Globus Medical, Inc. Class A	570	40,778
†Haemonetics Corp.	2,274	182,784
†Hologic, Inc.	4,995	406,893
†ICU Medical, Inc.	685	124,821
†IDEXX Laboratories, Inc.	1,678	847,759
†Inari Medical, Inc.	235	9,691
†Inogen, Inc.	962	9,331
†Inspire Medical Systems, Inc.	204	43,054
†Insulet Corp.	225	52,369
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integer Holdings Corp.	2,023	$262,990
†Integra LifeSciences Holdings Corp.	3,804	69,119
†Intuitive Surgical, Inc.	1,122	551,205
iRadimed Corp.	396	19,915
†Kewaunee Scientific Corp.	820	27,298
†KORU Medical Systems, Inc.	4,448	12,143
†Lantheus Holdings, Inc.	3,065	336,384
LeMaitre Vascular, Inc.	1,009	93,726
†LENSAR, Inc.	965	4,420
†LivaNova PLC	3,030	159,196
†Masimo Corp.	338	45,066
Medtronic PLC	10,996	989,970
†Merit Medical Systems, Inc.	3,063	302,716
†Neogen Corp.	1,243	20,895
†Nevro Corp.	664	3,712
†=OmniAb, Inc. Earnout Shares	344	0
†=OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	65,182
†OraSure Technologies, Inc.	3,929	16,777
†Orthofix Medical, Inc.	1,905	29,756
†OrthoPediatrics Corp.	500	13,555
†Penumbra, Inc.	250	48,577
†QuidelOrtho Corp.	361	16,462
ResMed, Inc.	2,272	554,641
†Semler Scientific, Inc.	194	4,569
†SI-BONE, Inc.	200	2,796
†Sight Sciences, Inc.	2,357	14,849
†Solventum Corp.	678	47,270
†STAAR Surgical Co.	327	12,148
STERIS PLC	2,626	636,910
Stryker Corp.	2,536	916,155
†Surmodics, Inc.	576	22,337
†Tactile Systems Technology, Inc.	2,636	38,512
Teleflex, Inc.	1,357	335,613
†UFP Technologies, Inc.	419	132,697
Utah Medical Products, Inc.	304	20,341
†Varex Imaging Corp.	2,809	33,483
Zimmer Biomet Holdings, Inc.	4,704	507,797
†Zimvie, Inc.	470	7,459
		15,113,434
Health Care Providers & Services–2.75%
†Acadia Healthcare Co., Inc.	4,622	293,081
†Accolade, Inc.	6,810	26,218
†AdaptHealth Corp.	3,161	35,498
†Addus HomeCare Corp.	1,037	137,952
†Agilon Health, Inc.	5,592	21,977
†Amedisys, Inc.	1,959	189,063
†AMN Healthcare Services, Inc.	2,817	119,413
†Astrana Health, Inc.	3,028	175,442
LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Brookdale Senior Living, Inc.	14,577	$98,978
Cardinal Health, Inc.	4,452	492,035
†Castle Biosciences, Inc.	800	22,816
Cencora, Inc.	4,303	968,519
†Centene Corp.	11,563	870,463
Chemed Corp.	794	477,170
Cigna Group	5,232	1,812,574
†Community Health Systems, Inc.	5,888	35,740
†CorVel Corp.	903	295,182
†Cross Country Healthcare, Inc.	2,183	29,339
CVS Health Corp.	21,475	1,350,348
†DaVita, Inc.	6,324	1,036,693
Elevance Health, Inc.	3,648	1,896,960
Encompass Health Corp.	7,712	745,288
†Enhabit, Inc.	3,856	30,462
Ensign Group, Inc.	3,434	493,878
†Enzo Biochem, Inc.	4,475	5,012
†Fulgent Genetics, Inc.	885	19,231
HCA Healthcare, Inc.	1,239	503,567
†HealthEquity, Inc.	3,352	274,361
†Henry Schein, Inc.	4,163	303,483
†Hims & Hers Health, Inc.	3,832	70,585
Humana, Inc.	1,710	541,625
†InfuSystem Holdings, Inc.	1,714	11,484
†Joint Corp.	300	3,432
Labcorp Holdings, Inc.	2,170	484,952
†LifeStance Health Group, Inc.	3,574	25,018
McKesson Corp.	767	379,220
†ModivCare, Inc.	1,393	19,892
†Molina Healthcare, Inc.	1,865	642,604
National HealthCare Corp.	1,163	146,270
National Research Corp.	1,656	37,856
†NeoGenomics, Inc.	5,840	86,140
†OPKO Health, Inc.	13,338	19,874
†Option Care Health, Inc.	7,344	229,867
†Owens & Minor, Inc.	4,089	64,156
Patterson Cos., Inc.	6,463	141,152
†Pediatrix Medical Group, Inc.	5,330	61,775
†Pennant Group, Inc.	1,314	46,910
†Performant Financial Corp.	4,544	16,995
†PetIQ, Inc.	1,642	50,524
Premier, Inc. Class A	5,444	108,880
†Progyny, Inc.	600	10,056
Quest Diagnostics, Inc.	3,088	479,412
†R1 RCM, Inc.	4,335	61,427
†RadNet, Inc.	3,391	235,301
Select Medical Holdings Corp.	5,857	204,234
†Surgery Partners, Inc.	4,969	160,201
†Tenet Healthcare Corp.	5,353	889,669
U.S. Physical Therapy, Inc.	363	30,721
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	11,347	$6,634,364
Universal Health Services, Inc. Class B	3,666	839,551
		25,494,890
Health Care Technology–0.10%
†American Well Corp. Class A	263	2,493
†Certara, Inc.	8,926	104,523
†Definitive Healthcare Corp.	3,780	16,897
†Doximity, Inc. Class A	1,110	48,363
†Evolent Health, Inc. Class A	6,148	173,865
†GoodRx Holdings, Inc. Class A	4,994	34,658
†Health Catalyst, Inc.	2,400	19,536
HealthStream, Inc.	2,713	78,243
†OptimizeRx Corp.	1,975	15,247
†Schrodinger, Inc.	1,902	35,282
Simulations Plus, Inc.	804	25,744
†Teladoc Health, Inc.	6,301	57,843
†TruBridge, Inc.	313	3,744
†Veeva Systems, Inc. Class A	1,418	297,596
		914,034
Hotels, Restaurants & Leisure–1.77%
†Airbnb, Inc. Class A	2,098	266,047
Aramark	9,872	382,343
†Biglari Holdings, Inc. Class A	136	26,695
†BJ's Restaurants, Inc.	1,840	59,910
Bloomin' Brands, Inc.	6,001	99,197
Booking Holdings, Inc.	217	914,030
Boyd Gaming Corp.	3,072	198,605
†Brinker International, Inc.	1,880	143,876
†Caesars Entertainment, Inc.	5,797	241,967
†Carnival Corp.	16,011	295,883
Cheesecake Factory, Inc.	3,354	136,005
†Chipotle Mexican Grill, Inc.	15,150	872,943
Choice Hotels International, Inc.	2,305	300,341
Churchill Downs, Inc.	2,699	364,932
†Chuy's Holdings, Inc.	1,208	45,179
Cracker Barrel Old Country Store, Inc.	903	40,951
Darden Restaurants, Inc.	4,987	818,516
†Dave & Buster's Entertainment, Inc.	3,232	110,050
†Denny's Corp.	3,911	25,226
Dine Brands Global, Inc.	552	17,239
Domino's Pizza, Inc.	622	267,547
†DoorDash, Inc. Class A	1,271	181,410
†DraftKings, Inc. Class A	3,203	125,558
†El Pollo Loco Holdings, Inc.	3,403	46,621
†Everi Holdings, Inc.	1,700	22,338
†Expedia Group, Inc.	3,677	544,270
†First Watch Restaurant Group, Inc.	3,027	47,221
LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.	647	$20,568
†Hilton Grand Vacations, Inc.	4,987	181,128
Hilton Worldwide Holdings, Inc.	1,646	379,403
Hyatt Hotels Corp. Class A	1,426	217,037
International Game Technology PLC	3,976	84,689
Jack in the Box, Inc.	1,074	49,984
Krispy Kreme, Inc.	6,170	66,266
†Kura Sushi USA, Inc. Class A	610	49,142
Las Vegas Sands Corp.	6,331	318,703
†Life Time Group Holdings, Inc.	1,688	41,221
†Light & Wonder, Inc.	3,487	316,375
†Lindblad Expeditions Holdings, Inc.	3,554	32,874
Marriott International, Inc. Class A	1,570	390,302
Marriott Vacations Worldwide Corp.	2,191	160,995
McDonald's Corp.	4,037	1,229,307
†MGM Resorts International	7,173	280,393
Nathan's Famous, Inc.	298	24,108
†Noodles & Co.	3,644	4,373
†Norwegian Cruise Line Holdings Ltd.	9,439	193,594
Papa John's International, Inc.	1,423	76,657
†Penn Entertainment, Inc.	3,322	62,653
†Planet Fitness, Inc. Class A	2,230	181,121
†Playa Hotels & Resorts NV	8,515	65,991
†PlayAGS, Inc.	1,440	16,402
†Portillo's, Inc. Class A	1,400	18,858
†Potbelly Corp.	1,460	12,176
†Red Robin Gourmet Burgers, Inc.	1,284	5,662
Red Rock Resorts, Inc. Class A	3,306	179,979
Royal Caribbean Cruises Ltd.	7,558	1,340,487
†Sabre Corp.	5,918	21,719
†Shake Shack, Inc. Class A	835	86,180
Six Flags Entertainment Corp.	1,779	71,711
Starbucks Corp.	6,314	615,552
†Sweetgreen, Inc. Class A	7,756	274,950
Texas Roadhouse, Inc.	3,420	603,972
Travel & Leisure Co.	3,985	183,629
†United Parks & Resorts, Inc.	481	24,339
Vail Resorts, Inc.	1,881	327,839
Wendy's Co.	13,624	238,692
Wingstop, Inc.	1,028	427,730
Wyndham Hotels & Resorts, Inc.	4,003	312,794
Wynn Resorts Ltd.	1,444	138,451
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	3,499	$488,845
		16,411,751
Household Durables–1.45%
Bassett Furniture Industries, Inc.	722	10,433
†Beazer Homes USA, Inc.	2,298	78,523
†Cavco Industries, Inc.	542	232,106
Century Communities, Inc.	2,517	259,201
†Champion Homes, Inc.	2,886	273,737
Dr. Horton, Inc.	5,753	1,097,500
†Dream Finders Homes, Inc. Class A	1,113	40,302
Ethan Allen Interiors, Inc.	1,750	55,808
Flexsteel Industries, Inc.	419	18,558
Garmin Ltd.	4,554	801,641
†GoPro, Inc. Class A	2,100	2,856
†Green Brick Partners, Inc.	3,200	267,264
Hamilton Beach Brands Holding Co. Class A	652	19,840
†Helen of Troy Ltd.	1,664	102,918
Hooker Furnishings Corp.	831	15,024
†Hovnanian Enterprises, Inc. Class A	551	112,608
Installed Building Products, Inc.	1,646	405,360
†iRobot Corp.	1,792	15,573
KB Home	5,148	441,132
†Landsea Homes Corp.	1,947	24,045
La-Z-Boy, Inc.	3,008	129,133
†Legacy Housing Corp.	594	16,246
Leggett & Platt, Inc.	7,210	98,200
Lennar Corp. Class A	5,327	990,520
†LGI Homes, Inc.	1,679	198,995
Lifetime Brands, Inc.	785	5,134
†Lovesac Co.	603	17,276
†M/I Homes, Inc.	1,091	186,954
Meritage Homes Corp.	2,325	476,788
†Mohawk Industries, Inc.	2,110	339,035
Newell Brands, Inc.	22,715	174,451
†NVR, Inc.	121	1,187,228
PulteGroup, Inc.	10,233	1,468,743
†Purple Innovation, Inc.	800	791
SharkNinja, Inc.	2,806	305,040
†Sonos, Inc.	2,987	36,710
†Taylor Morrison Home Corp.	6,223	437,228
Tempur Sealy International, Inc.	10,009	546,491
Toll Brothers, Inc.	6,351	981,166
†TopBuild Corp.	2,212	899,864
†Tri Pointe Homes, Inc.	8,843	400,676
†Universal Electronics, Inc.	867	8,002
†Vizio Holding Corp. Class A	3,148	35,163
†VOXX International Corp.	2,205	14,024
Whirlpool Corp.	480	51,360
LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Worthington Enterprises, Inc.	3,712	$153,862
		13,433,509
Household Products–0.79%
†Central Garden & Pet Co.	5,315	171,424
Church & Dwight Co., Inc.	4,361	456,684
Clorox Co.	2,258	367,851
Colgate-Palmolive Co.	5,992	622,030
Energizer Holdings, Inc.	3,912	124,245
Kimberly-Clark Corp.	5,037	716,664
Oil-Dri Corp. of America	282	19,455
Procter & Gamble Co.	24,846	4,303,327
Reynolds Consumer Products, Inc.	1,427	44,380
Spectrum Brands Holdings, Inc.	2,923	278,094
WD-40 Co.	775	199,857
		7,304,011
Independent Power and Renewable Electricity Producers–0.25%
AES Corp.	8,298	166,458
†Altus Power, Inc.	3,296	10,481
Brookfield Renewable Corp. Class A	5,993	195,731
Clearway Energy, Inc. Class A	5,540	165,534
†Montauk Renewables, Inc.	2,515	13,103
Ormat Technologies, Inc.	2,822	217,125
†Sunnova Energy International, Inc.	5,997	58,411
Vistra Corp.	12,424	1,472,741
		2,299,584
Industrial Conglomerates–0.29%
3M Co.	2,713	370,867
Honeywell International, Inc.	11,302	2,336,237
		2,707,104
Insurance–3.50%
Aflac, Inc.	10,120	1,131,416
Allstate Corp.	6,480	1,228,932
†Ambac Financial Group, Inc.	2,234	25,043
American Financial Group, Inc.	4,150	558,590
American International Group, Inc.	13,308	974,545
AMERISAFE, Inc.	1,468	70,948
Aon PLC Class A	1,274	440,791
†Arch Capital Group Ltd.	10,534	1,178,544
Arthur J Gallagher & Co.	2,541	714,961
Assurant, Inc.	3,006	597,773
Assured Guaranty Ltd.	5,886	468,055
Axis Capital Holdings Ltd.	5,346	425,595
†Baldwin Insurance Group, Inc.	2,221	110,606
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Brighthouse Financial, Inc.	4,915	$221,323
Brown & Brown, Inc.	7,821	810,256
Chubb Ltd.	5,362	1,546,347
Cincinnati Financial Corp.	4,103	558,500
CNO Financial Group, Inc.	6,176	216,778
Crawford & Co. Class A	3,914	43,303
Donegal Group, Inc. Class A	996	14,681
†eHealth, Inc.	1,543	6,295
Employers Holdings, Inc.	2,097	100,593
†Enstar Group Ltd.	1,075	345,709
Erie Indemnity Co. Class A	634	342,246
Everest Group Ltd.	1,231	482,343
F&G Annuities & Life, Inc.	1,138	50,891
Fidelity National Financial, Inc.	11,124	690,355
First American Financial Corp.	5,770	380,878
†Genworth Financial, Inc. Class A	22,919	156,995
Globe Life, Inc.	5,229	553,803
†Goosehead Insurance, Inc. Class A	189	16,878
†Greenlight Capital Re Ltd. Class A	1,907	26,031
Hanover Insurance Group, Inc.	3,093	458,104
Hartford Financial Services Group, Inc.	13,650	1,605,377
HCI Group, Inc.	887	94,962
†Heritage Insurance Holdings, Inc.	4,237	51,861
Horace Mann Educators Corp.	2,359	82,447
Investors Title Co.	124	28,495
James River Group Holdings Ltd.	1,705	10,690
Kemper Corp.	3,591	219,949
Kinsale Capital Group, Inc.	763	355,230
Loews Corp.	6,244	493,588
†Maiden Holdings Ltd.	5,521	9,772
†Markel Group, Inc.	350	549,003
Marsh & McLennan Cos., Inc.	8,146	1,817,291
Mercury General Corp.	3,824	240,836
MetLife, Inc.	11,812	974,254
†NI Holdings, Inc.	863	13,532
Old Republic International Corp.	15,631	553,650
†Oscar Health, Inc. Class A	7,674	162,766
†Palomar Holdings, Inc.	463	43,832
Primerica, Inc.	3,272	867,571
Principal Financial Group, Inc.	8,614	739,943
†ProAssurance Corp.	3,203	48,173
Progressive Corp.	2,871	728,545
Prudential Financial, Inc.	12,286	1,487,835
LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	2,470	$538,139
RenaissanceRe Holdings Ltd.	2,081	566,864
RLI Corp.	2,487	385,435
Safety Insurance Group, Inc.	1,159	94,783
Selective Insurance Group, Inc.	2,641	246,405
†Selectquote, Inc.	567	1,230
†SiriusPoint Ltd.	7,714	110,619
†Skyward Specialty Insurance Group, Inc.	1,855	75,554
Stewart Information Services Corp.	1,688	126,161
Tiptree, Inc.	1,600	31,312
Travelers Cos., Inc.	7,020	1,643,522
†Trupanion, Inc.	433	18,177
United Fire Group, Inc.	2,034	42,572
Universal Insurance Holdings, Inc.	3,924	86,956
Unum Group	9,940	590,834
W.R. Berkley Corp.	11,026	625,505
White Mountains Insurance Group Ltd.	204	346,025
Willis Towers Watson PLC	2,493	734,263
		32,392,066
Interactive Media & Services–3.92%
Alphabet, Inc. Class A	52,484	8,704,471
Alphabet, Inc. Class C	44,721	7,476,904
†Angi, Inc.	1,639	4,229
†Bumble, Inc. Class A	6,388	40,755
†Cargurus, Inc.	4,848	145,585
†Cars.com, Inc.	4,551	76,275
†DHI Group, Inc.	3,155	5,805
†EverQuote, Inc. Class A	500	10,545
†fuboTV, Inc.	8,998	12,777
†Match Group, Inc.	4,578	173,232
Meta Platforms, Inc. Class A	32,547	18,631,205
†Pinterest, Inc. Class A	6,587	213,221
†QuinStreet, Inc.	3,300	63,129
Shutterstock, Inc.	2,288	80,927
†Snap, Inc. Class A	9,587	102,581
†TripAdvisor, Inc.	8,155	118,166
†TrueCar, Inc.	6,947	23,967
†Vimeo, Inc.	4,300	21,715
†Yelp, Inc.	3,429	120,289
†Zedge, Inc. Class B	591	2,187
†Ziff Davis, Inc.	3,482	169,434
†ZipRecruiter, Inc. Class A	1,473	13,994
†ZoomInfo Technologies, Inc.	7,341	75,759
		36,287,152
IT Services–1.30%
Accenture PLC Class A	7,771	2,746,893
†Akamai Technologies, Inc.	4,082	412,078
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Amdocs Ltd.	4,487	$392,523
†ASGN, Inc.	3,282	305,981
†Brightcove, Inc.	3,520	7,603
†Cloudflare, Inc. Class A	488	39,474
Cognizant Technology Solutions Corp. Class A	10,584	816,873
†DigitalOcean Holdings, Inc.	1,949	78,720
†DXC Technology Co.	11,644	241,613
†EPAM Systems, Inc.	977	194,452
†Fastly, Inc. Class A	5,634	42,649
†Gartner, Inc.	1,820	922,303
†Globant SA	1,310	259,563
†GoDaddy, Inc. Class A	2,711	425,031
†Grid Dynamics Holdings, Inc.	2,155	30,170
Hackett Group, Inc.	2,748	72,190
Information Services Group, Inc.	2,900	9,570
International Business Machines Corp.	17,908	3,959,101
†Kyndryl Holdings, Inc.	4,524	103,962
†MongoDB, Inc.	226	61,099
†Okta, Inc.	1,917	142,510
†Snowflake, Inc. Class A	525	60,302
†Twilio, Inc. Class A	5,755	375,341
†Unisys Corp.	1,659	9,423
†VeriSign, Inc.	1,891	359,214
		12,068,638
Leisure Products–0.25%
Acushnet Holdings Corp.	4,495	286,556
†American Outdoor Brands, Inc.	1,803	16,624
†AMMO, Inc.	8,400	12,012
Brunswick Corp.	5,296	443,911
†Funko, Inc. Class A	1,250	15,275
Hasbro, Inc.	4,346	314,303
†JAKKS Pacific, Inc.	616	15,720
Johnson Outdoors, Inc. Class A	436	15,783
†Malibu Boats, Inc. Class A	1,584	61,475
Marine Products Corp.	2,133	20,669
†MasterCraft Boat Holdings, Inc.	1,000	18,210
†Mattel, Inc.	18,315	348,901
Polaris, Inc.	3,553	295,752
Smith & Wesson Brands, Inc.	2,575	33,423
†Topgolf Callaway Brands Corp.	7,331	80,494
†Vista Outdoor, Inc.	4,147	162,479
†YETI Holdings, Inc.	4,493	184,348
		2,325,935
Life Sciences Tools & Services–1.21%
†10X Genomics, Inc. Class A	1,470	33,193
LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Adaptive Biotechnologies Corp.	4,172	$21,361
Agilent Technologies, Inc.	5,210	773,581
†Alpha Teknova, Inc.	1,800	8,712
†Avantor, Inc.	13,009	336,543
†Azenta, Inc.	1,794	86,901
†BioLife Solutions, Inc.	3,897	97,581
†Bio-Rad Laboratories, Inc. Class A	570	190,711
Bio-Techne Corp.	2,920	233,396
Bruker Corp.	7,489	517,190
†Charles River Laboratories International, Inc.	1,615	318,107
†CryoPort, Inc.	2,671	21,662
†Cytek Biosciences, Inc.	2,976	16,487
Danaher Corp.	5,632	1,565,809
†Fortrea Holdings, Inc.	3,037	60,740
†Harvard Bioscience, Inc.	3,169	8,525
†ICON PLC	90	25,858
†Illumina, Inc.	1,496	195,093
†IQVIA Holdings, Inc.	4,967	1,177,030
†Maravai LifeSciences Holdings, Inc. Class A	5,321	44,218
†Medpace Holdings, Inc.	1,557	519,727
Mesa Laboratories, Inc.	221	28,699
†Mettler-Toledo International, Inc.	322	482,903
†Nautilus Biotechnology, Inc.	5,121	14,595
†OmniAb, Inc.	4,454	18,840
†Pacific Biosciences of California, Inc.	7,405	12,588
†Quanterix Corp.	1,218	15,785
†Repligen Corp.	1,464	217,872
Revvity, Inc.	2,954	377,373
†Seer, Inc.	2,828	5,571
†Sotera Health Co.	12,699	212,073
Thermo Fisher Scientific, Inc.	4,351	2,691,398
†Waters Corp.	1,354	487,291
West Pharmaceutical Services, Inc.	1,251	375,500
		11,192,913
Machinery–3.35%
†3D Systems Corp.	6,912	19,630
AGCO Corp.	4,680	457,985
Alamo Group, Inc.	671	120,867
Albany International Corp. Class A	2,141	190,228
Allison Transmission Holdings, Inc.	7,945	763,276
Astec Industries, Inc.	1,462	46,696
Barnes Group, Inc.	3,140	126,887
†Blue Bird Corp.	812	38,944
Caterpillar, Inc.	9,808	3,836,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Chart Industries, Inc.	485	$60,208
Chicago Rivet & Machine Co.	189	3,402
Columbus McKinnon Corp.	1,631	58,716
†Commercial Vehicle Group, Inc.	4,182	13,591
Crane Co.	2,614	413,744
Cummins, Inc.	4,569	1,479,396
Deere & Co.	5,900	2,462,247
Donaldson Co., Inc.	8,393	618,564
Douglas Dynamics, Inc.	1,386	38,226
Dover Corp.	3,908	749,320
Eastern Co.	515	16,712
†Energy Recovery, Inc.	2,984	51,892
Enerpac Tool Group Corp.	2,890	121,062
Enpro, Inc.	2,155	349,498
Esab Corp.	2,239	238,028
ESCO Technologies, Inc.	1,491	192,309
Federal Signal Corp.	4,085	381,784
Flowserve Corp.	6,513	336,657
Fortive Corp.	6,827	538,855
Franklin Electric Co., Inc.	2,494	261,421
†Gates Industrial Corp. PLC	3,772	66,199
†Gencor Industries, Inc.	1,204	25,115
Gorman-Rupp Co.	2,146	83,587
Graco, Inc.	3,675	321,599
†Graham Corp.	501	14,825
Greenbrier Cos., Inc.	1,954	99,439
Helios Technologies, Inc.	2,751	131,223
Hillenbrand, Inc.	5,042	140,168
†Hillman Solutions Corp.	9,490	100,214
Hurco Cos., Inc.	300	6,321
Hyster-Yale, Inc.	834	53,184
IDEX Corp.	1,637	351,136
Illinois Tool Works, Inc.	5,942	1,557,220
Ingersoll Rand, Inc.	9,821	964,029
ITT, Inc.	4,600	687,746
John Bean Technologies Corp.	1,844	181,652
Kadant, Inc.	745	251,810
Kennametal, Inc.	5,039	130,661
†L.B. Foster Co. Class A	762	15,568
Lincoln Electric Holdings, Inc.	3,420	656,708
Lindsay Corp.	475	59,204
Luxfer Holdings PLC	1,289	16,693
†Manitowoc Co., Inc.	3,195	30,736
†Mayville Engineering Co., Inc.	557	11,742
†Middleby Corp.	2,587	359,929
Miller Industries, Inc.	637	38,857
Mueller Industries, Inc.	8,516	631,036
Mueller Water Products, Inc. Class A	10,288	223,250
†NN, Inc.	5,648	22,027
Nordson Corp.	1,271	333,803
LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Omega Flex, Inc.	460	$22,963
Oshkosh Corp.	3,866	387,412
Otis Worldwide Corp.	7,055	733,297
PACCAR, Inc.	10,993	1,084,789
Parker-Hannifin Corp.	1,516	957,839
Park-Ohio Holdings Corp.	1,241	38,099
Pentair PLC	8,934	873,656
†Proto Labs, Inc.	1,067	31,338
†RBC Bearings, Inc.	700	209,566
REV Group, Inc.	4,472	125,484
Shyft Group, Inc.	2,371	29,756
Snap-on, Inc.	1,470	425,874
†SPX Technologies, Inc.	3,324	530,045
Standex International Corp.	630	115,151
Stanley Black & Decker, Inc.	4,384	482,810
†Stratasys Ltd.	3,678	30,564
Tennant Co.	1,373	131,863
Terex Corp.	3,393	179,524
Timken Co.	4,369	368,263
†Titan International, Inc.	6,689	54,382
Toro Co.	3,648	316,391
Trinity Industries, Inc.	6,963	242,591
Twin Disc, Inc.	600	7,494
Wabash National Corp.	2,605	49,990
Watts Water Technologies, Inc. Class A	1,597	330,882
Westinghouse Air Brake Technologies Corp.	4,846	880,857
Xylem, Inc.	5,955	804,104
		30,996,915
Marine Transportation–0.12%
Costamare, Inc.	6,357	99,932
Genco Shipping & Trading Ltd.	2,086	40,677
†Kirby Corp.	4,034	493,882
Matson, Inc.	2,879	410,603
Pangaea Logistics Solutions Ltd.	3,860	27,908
		1,073,002
Media–1.07%
†Advantage Solutions, Inc.	5,958	20,436
†Altice USA, Inc. Class A	10,271	25,267
†AMC Networks, Inc. Class A	1,659	14,417
†Boston Omaha Corp. Class A	1,027	15,271
Cable One, Inc.	196	68,559
†Cardlytics, Inc.	5,823	18,634
†Charter Communications, Inc. Class A	2,320	751,866
Comcast Corp. Class A	82,939	3,464,362
†Cumulus Media, Inc. Class A	500	655
†EchoStar Corp. Class A	4,412	109,506
Emerald Holding, Inc.	3,197	15,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Entravision Communications Corp. Class A	4,034	$8,350
†EW Scripps Co. Class A	5,690	12,774
Fox Corp. Class A	16,453	668,028
†Gambling.com Group Ltd.	2,200	22,044
†Gannett Co., Inc.	11,594	65,158
Gray Television, Inc.	5,362	28,740
†Integral Ad Science Holding Corp.	8,409	90,901
Interpublic Group of Cos., Inc.	14,529	459,552
John Wiley & Sons, Inc. Class A	2,592	125,064
†Liberty Broadband Corp. Class A	1,708	131,679
†Magnite, Inc.	7,190	99,582
†Marchex, Inc. Class B	5,340	9,986
New York Times Co. Class A	6,656	370,540
News Corp. Class A	17,038	461,027
Nexstar Media Group, Inc.	3,138	518,868
Omnicom Group, Inc.	10,447	1,080,115
Paramount Global Class A	24,606	265,812
†PubMatic, Inc. Class A	1,163	17,294
Saga Communications, Inc. Class A	635	9,119
Scholastic Corp.	2,318	74,199
Sinclair, Inc.	911	13,938
Sirius XM Holdings, Inc.	13,179	311,683
†Stagwell, Inc.	4,200	29,484
†TechTarget, Inc.	959	23,448
TEGNA, Inc.	15,413	243,217
†Thryv Holdings, Inc.	1,751	30,170
†Trade Desk, Inc. Class A	1,794	196,712
†Urban One, Inc.	3,828	4,249
†WideOpenWest, Inc.	3,597	18,884
		9,895,543
Metals & Mining–1.08%
Alcoa Corp.	11,273	434,912
Alpha Metallurgical Resources, Inc.	805	190,125
†Ampco-Pittsburgh Corp.	782	1,564
Arch Resources, Inc.	1,270	175,463
†ATI, Inc.	7,588	507,713
Caledonia Mining Corp. PLC	1,249	18,685
Carpenter Technology Corp.	2,617	417,621
†Century Aluminum Co.	6,328	102,704
†Cleveland-Cliffs, Inc.	27,413	350,064
†Coeur Mining, Inc.	22,731	156,389
Commercial Metals Co.	7,116	391,095
Compass Minerals International, Inc.	2,029	24,389
†Dakota Gold Corp.	2,786	6,575
Ferroglobe PLC	9,406	43,644
Fortitude Gold Corp.	1,049	5,360
LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.	22,516	$1,123,999
Friedman Industries, Inc.	5	80
†Gatos Silver, Inc.	2,261	34,096
Haynes International, Inc.	2,063	122,831
Hecla Mining Co.	36,267	241,901
†Idaho Strategic Resources, Inc.	1,820	29,247
Kaiser Aluminum Corp.	589	42,714
Materion Corp.	1,479	165,441
†Metallus, Inc.	6,202	91,976
†MP Materials Corp.	4,309	76,054
Newmont Corp.	17,956	959,748
†Nexa Resources SA	4,710	34,242
Nucor Corp.	6,406	963,078
Olympic Steel, Inc.	623	24,297
Radius Recycling, Inc.	1,911	35,430
Ramaco Resources, Inc. Class A	1,411	16,509
Reliance, Inc.	2,246	649,566
Royal Gold, Inc.	1,959	274,848
Ryerson Holding Corp.	2,843	56,604
Southern Copper Corp.	2,942	340,301
Steel Dynamics, Inc.	8,252	1,040,412
SunCoke Energy, Inc.	6,128	53,191
†Tredegar Corp.	3,415	24,895
U.S. Steel Corp.	12,149	429,224
†Universal Stainless & Alloy Products, Inc.	352	13,598
Warrior Met Coal, Inc.	3,207	204,927
Worthington Steel, Inc.	3,712	126,245
		10,001,757
Multi-Utilities–0.46%
Ameren Corp.	4,019	351,502
Avista Corp.	2,686	104,083
Black Hills Corp.	964	58,920
CenterPoint Energy, Inc.	10,838	318,854
CMS Energy Corp.	5,086	359,224
Consolidated Edison, Inc.	5,469	569,487
Dominion Energy, Inc.	5,531	319,637
DTE Energy Co.	3,725	478,327
NiSource, Inc.	8,491	294,213
Northwestern Energy Group, Inc.	1,697	97,102
Public Service Enterprise Group, Inc.	5,861	522,860
Sempra	4,488	375,331
Unitil Corp.	1,166	70,636
WEC Energy Group, Inc.	3,452	332,013
		4,252,189
Oil, Gas & Consumable Fuels–4.40%
Adams Resources & Energy, Inc.	441	11,907
†Amplify Energy Corp.	3,085	20,145
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Corp.	24,985	$376,024
†Antero Resources Corp.	8,049	230,604
APA Corp.	14,490	354,425
Ardmore Shipping Corp.	2,791	50,517
†Battalion Oil Corp.	29	193
Berry Corp.	3,410	17,527
California Resources Corp.	4,309	226,093
†Centrus Energy Corp. Class A	700	38,395
Cheniere Energy, Inc.	6,525	1,173,456
Chesapeake Energy Corp.	8,494	698,632
Chevron Corp.	27,956	4,117,080
Chord Energy Corp.	1,551	201,987
Civitas Resources, Inc.	554	28,071
†Clean Energy Fuels Corp.	20,933	65,102
†CNX Resources Corp.	15,674	510,502
Comstock Resources, Inc.	11,629	129,431
ConocoPhillips	21,067	2,217,934
CONSOL Energy, Inc.	2,615	273,660
Coterra Energy, Inc.	35,202	843,088
Crescent Energy Co. Class A	1,709	18,714
CVR Energy, Inc.	6,732	155,038
Delek U.S. Holdings, Inc.	4,667	87,506
Devon Energy Corp.	28,945	1,132,328
DHT Holdings, Inc.	13,916	153,493
Diamondback Energy, Inc.	7,713	1,329,721
Dorian LPG Ltd.	2,455	84,501
DT Midstream, Inc.	5,805	456,621
†EnLink Midstream LLC	29,673	430,555
EOG Resources, Inc.	11,873	1,459,548
Epsilon Energy Ltd.	2,128	12,470
EQT Corp.	21,469	786,624
Evolution Petroleum Corp.	2,220	11,788
Excelerate Energy, Inc. Class A	1,162	25,576
Exxon Mobil Corp.	41,774	4,896,748
FutureFuel Corp.	4,158	23,909
Granite Ridge Resources, Inc.	3,316	19,697
†Green Plains, Inc.	3,877	52,495
†Gulfport Energy Corp.	473	71,589
†Hallador Energy Co.	3,632	34,250
Hess Corp.	8,531	1,158,510
HF Sinclair Corp.	10,776	480,286
International Seaways, Inc.	2,758	142,202
Kinder Morgan, Inc.	41,331	913,002
Kinetik Holdings, Inc.	896	40,553
†Kosmos Energy Ltd.	26,917	108,476
Magnolia Oil & Gas Corp. Class A	9,382	229,108
Marathon Oil Corp.	28,424	756,931
Marathon Petroleum Corp.	9,893	1,611,669
Matador Resources Co.	6,684	330,323
Murphy Oil Corp.	10,368	349,816
NACCO Industries, Inc. Class A	326	9,242
LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc.	4,276	$38,869
Nordic American Tankers Ltd.	14,832	54,433
Northern Oil & Gas, Inc.	1,139	40,332
Occidental Petroleum Corp.	19,951	1,028,275
ONEOK, Inc.	13,448	1,225,516
Ovintiv, Inc.	13,095	501,669
†Par Pacific Holdings, Inc.	3,626	63,818
PBF Energy, Inc. Class A	7,775	240,636
Peabody Energy Corp.	9,294	246,663
Permian Resources Corp.	19,935	271,315
Phillips 66	7,915	1,040,427
PHX Minerals, Inc.	655	2,214
†PrimeEnergy Resources Corp.	202	27,836
Range Resources Corp.	17,978	553,003
†REX American Resources Corp.	1,620	74,990
SandRidge Energy, Inc.	3,035	37,118
Scorpio Tankers, Inc.	4,423	315,360
SFL Corp. Ltd.	10,126	117,158
Sitio Royalties Corp. Class A	1,683	35,074
SM Energy Co.	10,169	406,455
†Southwestern Energy Co.	61,772	439,199
†Talos Energy, Inc.	4,058	42,000
Targa Resources Corp.	9,029	1,336,382
†Teekay Corp.	3,211	29,541
Teekay Tankers Ltd. Class A	2,248	130,946
Texas Pacific Land Corp.	732	647,630
†Uranium Energy Corp.	12,370	76,818
Valero Energy Corp.	10,833	1,462,780
†Vital Energy, Inc.	1,110	29,859
Vitesse Energy, Inc.	1,422	34,156
W&T Offshore, Inc.	4,101	8,817
Williams Cos., Inc.	24,170	1,103,361
World Kinect Corp.	6,061	187,346
		40,808,058
Paper & Forest Products–0.11%
†Clearwater Paper Corp.	1,500	42,810
†Glatfelter Corp.	3,242	5,836
Louisiana-Pacific Corp.	7,336	788,327
Mercer International, Inc.	4,679	31,677
Sylvamo Corp.	1,590	136,501
		1,005,151
Passenger Airlines–0.38%
†Alaska Air Group, Inc.	6,350	287,084
Allegiant Travel Co.	1,306	71,908
†American Airlines Group, Inc.	14,699	165,217
Copa Holdings SA Class A	1,782	167,223
Delta Air Lines, Inc.	24,758	1,257,459
†Frontier Group Holdings, Inc.	2,518	13,471
†JetBlue Airways Corp.	22,742	149,188
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†SkyWest, Inc.	3,119	$265,177
Southwest Airlines Co.	12,115	358,967
Spirit Airlines, Inc.	5,476	13,142
†Sun Country Airlines Holdings, Inc.	2,980	33,406
†United Airlines Holdings, Inc.	12,582	717,929
		3,500,171
Personal Care Products–0.22%
†BellRing Brands, Inc.	5,127	311,312
†Coty, Inc. Class A	28,705	269,540
Edgewell Personal Care Co.	3,074	111,709
†elf Beauty, Inc.	1,640	178,809
Estee Lauder Cos., Inc. Class A	1,114	111,055
†Herbalife Ltd.	4,218	30,327
†Honest Co., Inc.	11,559	41,266
Inter Parfums, Inc.	1,441	186,581
Kenvue, Inc.	27,395	633,646
Lifevantage Corp.	2,676	32,326
†Medifast, Inc.	636	12,173
Natural Health Trends Corp.	462	2,749
†Nature's Sunshine Products, Inc.	909	12,381
Nu Skin Enterprises, Inc. Class A	3,625	26,716
†USANA Health Sciences, Inc.	1,458	55,287
		2,015,877
Pharmaceuticals–2.86%
†Amneal Pharmaceuticals, Inc.	8,114	67,508
†Amphastar Pharmaceuticals, Inc.	331	16,063
†ANI Pharmaceuticals, Inc.	935	55,782
†Arvinas, Inc.	1,209	29,778
†Assertio Holdings, Inc.	937	1,106
†Atea Pharmaceuticals, Inc.	4,025	13,484
Bristol-Myers Squibb Co.	43,919	2,272,369
†Catalent, Inc.	4,237	256,635
†Collegium Pharmaceutical, Inc.	1,508	58,269
†Corcept Therapeutics, Inc.	4,605	213,119
†Edgewise Therapeutics, Inc.	2,070	55,248
†Elanco Animal Health, Inc.	18,347	269,517
Eli Lilly & Co.	10,441	9,250,100
†Fulcrum Therapeutics, Inc.	3,143	11,221
†Harmony Biosciences Holdings, Inc.	2,848	113,920
†Innoviva, Inc.	5,638	108,870
†Jazz Pharmaceuticals PLC	1,518	169,120
Johnson & Johnson	41,483	6,722,735
†Ligand Pharmaceuticals, Inc.	909	90,982
Merck & Co., Inc.	22,433	2,547,492
LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Nektar Therapeutics	5,848	$7,602
Organon & Co.	1,956	37,418
†Pacira BioSciences, Inc.	2,987	44,954
Perrigo Co. PLC	7,593	199,164
Pfizer, Inc.	65,116	1,884,457
Phibro Animal Health Corp. Class A	1,490	33,555
†Pliant Therapeutics, Inc.	1,160	13,004
†Prestige Consumer Healthcare, Inc.	3,449	248,673
†Scilex Holding Co.	1,396	1,291
†scPharmaceuticals, Inc.	2,003	9,134
SIGA Technologies, Inc.	4,189	28,276
†Supernus Pharmaceuticals, Inc.	4,014	125,157
†Tarsus Pharmaceuticals, Inc.	625	20,556
†Ventyx Biosciences, Inc.	1,006	2,193
Viatris, Inc.	29,225	339,302
Zoetis, Inc.	5,954	1,163,293
		26,481,347
Professional Services–1.76%
†Alight, Inc. Class A	6,750	49,950
†Amentum Holdings, Inc.	2,662	85,849
†Asure Software, Inc.	1,711	15,484
Automatic Data Processing, Inc.	7,901	2,186,444
Barrett Business Services, Inc.	3,056	114,630
BGSF, Inc.	458	3,856
Booz Allen Hamilton Holding Corp.	4,888	795,571
Broadridge Financial Solutions, Inc.	3,831	823,780
†CACI International, Inc. Class A	1,277	644,323
†CBIZ, Inc.	2,928	197,025
†Clarivate PLC	6,339	45,007
†Conduent, Inc.	11,528	46,458
CRA International, Inc.	465	81,524
CSG Systems International, Inc.	1,963	95,500
†Dayforce, Inc.	2,899	177,564
†DLH Holdings Corp.	697	6,524
Dun & Bradstreet Holdings, Inc.	18,237	209,908
Equifax, Inc.	2,435	715,549
†ExlService Holdings, Inc.	7,105	271,056
Exponent, Inc.	2,689	309,988
†First Advantage Corp.	6,442	127,874
†Forrester Research, Inc.	1,302	23,449
†Franklin Covey Co.	769	31,629
†FTI Consulting, Inc.	1,813	412,566
Genpact Ltd.	4,452	174,563
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	1,738	$67,539
HireQuest, Inc.	768	10,875
†Huron Consulting Group, Inc.	1,526	165,876
†IBEX Holdings Ltd.	574	11,468
ICF International, Inc.	989	164,955
Insperity, Inc.	1,739	153,032
Jacobs Solutions, Inc.	2,662	348,456
KBR, Inc.	5,931	386,286
Kelly Services, Inc. Class A	2,914	62,389
Kforce, Inc.	1,861	114,358
Korn Ferry	3,509	264,017
†Legalzoom.com, Inc.	3,899	24,759
Leidos Holdings, Inc.	3,474	566,262
ManpowerGroup, Inc.	3,592	264,084
Maximus, Inc.	4,397	409,624
†Mistras Group, Inc.	2,371	26,958
†NV5 Global, Inc.	814	76,093
†Parsons Corp.	3,000	311,040
Paychex, Inc.	6,697	898,670
Paycom Software, Inc.	1,219	203,049
†Paycor HCM, Inc.	2,411	34,212
†Paylocity Holding Corp.	950	156,721
†RCM Technologies, Inc.	1,000	20,280
Resources Connection, Inc.	3,042	29,507
Robert Half, Inc.	7,870	530,517
Science Applications International Corp.	3,433	478,114
SS&C Technologies Holdings, Inc.	6,801	504,702
†Sterling Check Corp.	3,447	57,634
TransUnion	4,978	521,197
TriNet Group, Inc.	2,281	221,189
†TrueBlue, Inc.	2,836	22,376
TTEC Holdings, Inc.	3,257	19,119
†Upwork, Inc.	1,575	16,459
Verisk Analytics, Inc.	4,606	1,234,224
†Verra Mobility Corp.	8,011	222,786
†Willdan Group, Inc.	746	30,549
		16,275,447
Real Estate Management & Development–0.41%
†AMREP Corp.	442	13,123
†Anywhere Real Estate, Inc.	7,238	36,769
†CBRE Group, Inc. Class A	7,399	921,028
†CKX Lands, Inc.	100	1,392
†CoStar Group, Inc.	4,230	319,111
†Cushman & Wakefield PLC	5,962	81,262
DigitalBridge Group, Inc.	3,985	56,308
†Douglas Elliman, Inc.	3,734	6,833
eXp World Holdings, Inc.	1,193	16,809
†Five Point Holdings LLC Class A	1,459	6,055
†Forestar Group, Inc.	2,282	73,868
†FRP Holdings, Inc.	2,382	71,127
LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Howard Hughes Holdings, Inc.	2,366	$183,199
†Jones Lang LaSalle, Inc.	2,637	711,489
Kennedy-Wilson Holdings, Inc.	9,523	105,229
Marcus & Millichap, Inc.	2,435	96,499
†Maui Land & Pineapple Co., Inc.	1,011	22,697
Newmark Group, Inc. Class A	11,223	174,293
†Opendoor Technologies, Inc.	52,562	105,124
†Rafael Holdings, Inc. Class B	887	1,721
†RE/MAX Holdings, Inc. Class A	1,472	18,326
RMR Group, Inc. Class A	1,499	38,045
†Seaport Entertainment Group, Inc.	262	7,184
St. Joe Co.	4,108	239,537
†Stratus Properties, Inc.	394	10,240
†Tejon Ranch Co.	3,049	53,510
†Zillow Group, Inc. Class A	6,226	394,505
		3,765,283
Semiconductors & Semiconductor Equipment–7.52%
†Advanced Micro Devices, Inc.	7,379	1,210,746
†Allegro MicroSystems, Inc.	3,524	82,109
†Alpha & Omega Semiconductor Ltd.	978	36,303
†Ambarella, Inc.	809	45,632
Amkor Technology, Inc.	19,741	604,075
†Amtech Systems, Inc.	1,163	6,745
Analog Devices, Inc.	5,085	1,170,414
Applied Materials, Inc.	7,700	1,555,785
†Axcelis Technologies, Inc.	2,156	226,057
†AXT, Inc.	1,172	2,836
Broadcom, Inc.	14,792	2,551,620
†CEVA, Inc.	1,018	24,585
†Cirrus Logic, Inc.	4,655	578,198
†Cohu, Inc.	3,624	93,137
†Credo Technology Group Holding Ltd.	2,502	77,062
†Diodes, Inc.	2,424	155,354
†Enphase Energy, Inc.	2,236	252,713
Entegris, Inc.	3,102	349,068
†Everspin Technologies, Inc.	2,446	14,431
†First Solar, Inc.	2,584	644,553
†FormFactor, Inc.	4,562	209,852
†GLOBALFOUNDRIES, Inc.	2,473	99,538
†GSI Technology, Inc.	1,975	6,024
†Ichor Holdings Ltd.	1,913	60,853
†indie Semiconductor, Inc. Class A	2,266	9,041
Intel Corp.	55,897	1,311,344
†inTEST Corp.	1,085	7,921
KLA Corp.	2,842	2,200,873
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc.	3,275	$147,801
Lam Research Corp.	2,183	1,781,503
†Lattice Semiconductor Corp.	3,639	193,122
†MACOM Technology Solutions Holdings, Inc.	2,251	250,446
†Magnachip Semiconductor Corp.	1,402	6,547
Marvell Technology, Inc.	8,429	607,899
†MaxLinear, Inc.	4,711	68,215
Microchip Technology, Inc.	14,633	1,174,884
Micron Technology, Inc.	9,842	1,020,714
MKS Instruments, Inc.	83	9,023
Monolithic Power Systems, Inc.	551	509,399
†Navitas Semiconductor Corp.	3,750	9,188
NVE Corp.	375	29,951
NVIDIA Corp.	334,160	40,580,390
NXP Semiconductors NV	4,625	1,110,046
†ON Semiconductor Corp.	14,565	1,057,565
†Onto Innovation, Inc.	2,863	594,244
†PDF Solutions, Inc.	2,280	72,230
†Photronics, Inc.	4,937	122,240
Power Integrations, Inc.	2,288	146,707
†Qorvo, Inc.	4,540	468,982
QUALCOMM, Inc.	13,444	2,286,152
†Rambus, Inc.	3,919	165,460
†Silicon Laboratories, Inc.	1,942	224,437
†SiTime Corp.	694	119,028
Skyworks Solutions, Inc.	4,092	404,167
†SMART Global Holdings, Inc.	2,460	51,537
†SolarEdge Technologies, Inc.	763	17,480
†Synaptics, Inc.	2,171	168,426
Teradyne, Inc.	3,389	453,889
Texas Instruments, Inc.	8,675	1,791,995
†Ultra Clean Holdings, Inc.	2,522	100,703
Universal Display Corp.	1,230	258,177
†Veeco Instruments, Inc.	2,578	85,409
†Wolfspeed, Inc.	1,568	15,210
		69,690,035
Software–7.10%
A10 Networks, Inc.	2,287	33,024
†ACI Worldwide, Inc.	6,433	327,440
Adeia, Inc.	7,533	89,718
†Adobe, Inc.	7,296	3,777,723
†Agilysys, Inc.	153	16,672
†Alarm.com Holdings, Inc.	2,172	118,743
†Alkami Technology, Inc.	1,202	37,911
†Altair Engineering, Inc. Class A	800	76,408
American Software, Inc. Class A	1,038	11,615
†Amplitude, Inc. Class A	3,306	29,655
†ANSYS, Inc.	1,313	418,361
LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Appfolio, Inc. Class A	301	$70,855
†AppLovin Corp. Class A	7,569	988,133
†Aspen Technology, Inc.	1,465	349,871
†Atlassian Corp. Class A	315	50,025
†Autodesk, Inc.	3,161	870,792
†AvePoint, Inc.	3,296	38,794
Bentley Systems, Inc. Class B	2,883	146,485
†Bill Holdings, Inc.	1,820	96,023
†Blackbaud, Inc.	2,281	193,155
†BlackLine, Inc.	719	39,646
†Box, Inc. Class A	1,064	34,825
†Cadence Design Systems, Inc.	1,182	320,357
†CCC Intelligent Solutions Holdings, Inc.	6,674	73,748
†Cerence, Inc.	2,409	7,588
†Cleanspark, Inc.	4,261	39,798
Clear Secure, Inc. Class A	1,392	46,131
†CommVault Systems, Inc.	456	70,156
†Consensus Cloud Solutions, Inc.	1,160	27,318
†CoreCard Corp.	954	13,852
†Crowdstrike Holdings, Inc. Class A	518	145,283
†CS Disco, Inc.	2,868	16,864
†Daily Journal Corp.	100	49,010
†Datadog, Inc. Class A	238	27,384
†Digital Turbine, Inc.	3,073	9,434
†DocuSign, Inc.	1,008	62,587
Dolby Laboratories, Inc. Class A	2,941	225,075
†DoubleVerify Holdings, Inc.	2,056	34,623
†Dropbox, Inc. Class A	9,035	229,760
†Dynatrace, Inc.	2,110	112,822
†E2open Parent Holdings, Inc.	15,260	67,297
†eGain Corp.	796	4,060
†Elastic NV	272	20,879
†Envestnet, Inc.	2,030	127,119
†EverCommerce, Inc.	1,922	19,912
†Fair Isaac Corp.	443	860,979
†Five9, Inc.	794	22,812
†Fortinet, Inc.	9,421	730,599
†Freshworks, Inc. Class A	6,955	79,843
Gen Digital, Inc.	24,225	664,492
†Guidewire Software, Inc.	2,052	375,393
†HashiCorp, Inc. Class A	1,545	52,314
†HubSpot, Inc.	157	83,461
†Informatica, Inc. Class A	5,370	135,754
†Instructure Holdings, Inc.	902	21,242
†Intapp, Inc.	705	33,720
InterDigital, Inc.	2,062	292,041
Intuit, Inc.	1,203	747,063
†Jamf Holding Corp.	4,825	83,714
†JFrog Ltd.	2,880	83,635
†LiveRamp Holdings, Inc.	4,179	103,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Manhattan Associates, Inc.	3,120	$877,906
†Matterport, Inc.	7,132	32,094
†MeridianLink, Inc.	1,203	24,746
Microsoft Corp.	93,765	40,347,079
†Mitek Systems, Inc.	3,573	30,978
†N-able, Inc.	5,589	72,992
†nCino, Inc.	3,473	109,712
†NCR Voyix Corp.	9,975	135,361
†Nutanix, Inc. Class A	2,597	153,872
†Olo, Inc. Class A	5,124	25,415
†ON24, Inc.	506	3,097
†OneSpan, Inc.	2,510	41,842
†Ooma, Inc.	1,800	20,502
Oracle Corp.	17,625	3,003,300
†Palantir Technologies, Inc. Class A	7,805	290,346
†Palo Alto Networks, Inc.	941	321,634
Pegasystems, Inc.	652	47,655
†PowerSchool Holdings, Inc. Class A	3,489	79,584
†Procore Technologies, Inc.	600	37,032
Progress Software Corp.	3,296	222,052
†PTC, Inc.	1,995	360,417
†Q2 Holdings, Inc.	1,887	150,526
†Qualys, Inc.	1,575	202,325
†Rimini Street, Inc.	4,284	7,925
†RingCentral, Inc. Class A	628	19,864
†Riot Platforms, Inc.	3,024	22,438
Roper Technologies, Inc.	980	545,311
Salesforce, Inc.	7,099	1,943,067
†Samsara, Inc. Class A	2,189	105,335
Sapiens International Corp. NV	3,371	125,637
†SecureWorks Corp. Class A	2,259	19,992
†SEMrush Holdings, Inc. Class A	1,619	25,434
†SentinelOne, Inc. Class A	8,215	196,503
†ServiceNow, Inc.	339	303,198
SolarWinds Corp.	7,735	100,942
†SoundThinking, Inc.	558	6,467
†Sprinklr, Inc. Class A	2,904	22,448
†SPS Commerce, Inc.	282	54,756
†Synchronoss Technologies, Inc.	257	3,825
†Synopsys, Inc.	689	348,903
†Telos Corp.	3,621	12,999
†Teradata Corp.	5,927	179,825
†Tyler Technologies, Inc.	575	335,639
†UiPath, Inc. Class A	7,152	91,546
†Unity Software, Inc.	9,692	219,233
†Upland Software, Inc.	1,653	4,116
†Verint Systems, Inc.	3,097	78,447
†Vertex, Inc. Class A	1,395	53,721
†Workday, Inc. Class A	315	76,989
†Xperi, Inc.	3,013	27,840
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Yext, Inc.	4,098	$28,358
†Zoom Video Communications, Inc. Class A	3,207	223,656
†Zscaler, Inc.	476	81,367
		65,793,797
Specialty Retail–2.85%
†1-800-Flowers.com, Inc. Class A	3,054	24,218
†Abercrombie & Fitch Co. Class A	6,902	965,590
Academy Sports & Outdoors, Inc.	4,579	267,230
Advance Auto Parts, Inc.	2,697	105,156
American Eagle Outfitters, Inc.	13,926	311,803
†America's Car-Mart, Inc.	473	19,828
Arhaus, Inc.	2,348	28,904
Arko Corp.	4,300	30,186
†Asbury Automotive Group, Inc.	1,229	293,227
†AutoNation, Inc.	3,314	592,941
†AutoZone, Inc.	118	371,705
Bath & Body Works, Inc.	4,665	148,907
Best Buy Co., Inc.	11,310	1,168,323
†Beyond, Inc.	3,668	36,973
Big 5 Sporting Goods Corp.	952	1,990
†Boot Barn Holdings, Inc.	2,377	397,625
Buckle, Inc.	3,060	134,548
Build-A-Bear Workshop, Inc.	1,134	38,976
†Burlington Stores, Inc.	1,720	453,186
Caleres, Inc.	3,166	104,636
Camping World Holdings, Inc. Class A	1,466	35,507
†CarMax, Inc.	5,033	389,454
†CarParts.com, Inc.	2,700	2,447
†Carvana Co.	904	157,395
Cato Corp. Class A	2,294	11,447
†Chewy, Inc. Class A	1,823	53,396
†Citi Trends, Inc.	1,474	27,077
†Container Store Group, Inc.	151	1,398
Designer Brands, Inc. Class A	3,126	23,070
†Destination XL Group, Inc.	4,125	12,127
Dick's Sporting Goods, Inc.	3,444	718,763
†Duluth Holdings, Inc. Class B	753	2,831
†Five Below, Inc.	2,411	213,012
†Floor & Decor Holdings, Inc. Class A	4,351	540,264
Foot Locker, Inc.	8,253	213,257
†GameStop Corp. Class A	1,335	30,612
Gap, Inc.	12,803	282,306
†Genesco, Inc.	1,809	49,151
Group 1 Automotive, Inc.	1,159	443,943
†GrowGeneration Corp.	2,382	5,074
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Guess?, Inc.	4,877	$98,174
Haverty Furniture Cos., Inc.	1,170	32,140
Home Depot, Inc.	13,349	5,409,015
J Jill, Inc.	987	24,349
†Lands' End, Inc.	2,935	50,687
†Leslie's, Inc.	6,775	21,409
Lithia Motors, Inc.	1,699	539,670
Lowe's Cos., Inc.	3,406	922,515
†MarineMax, Inc.	1,791	63,169
Monro, Inc.	2,081	60,058
Murphy USA, Inc.	1,506	742,262
†National Vision Holdings, Inc.	3,754	40,956
†ODP Corp.	3,561	105,940
†OneWater Marine, Inc. Class A	769	18,387
†O'Reilly Automotive, Inc.	372	428,395
Penske Automotive Group, Inc.	2,723	442,270
†Petco Health & Wellness Co., Inc.	3,697	16,821
†PetMed Express, Inc.	1,442	5,307
†Restoration Hardware, Inc.	1,072	358,509
†Revolve Group, Inc.	1,075	26,638
Ross Stores, Inc.	8,185	1,231,924
†Sally Beauty Holdings, Inc.	4,190	56,858
Shoe Carnival, Inc.	2,018	88,489
Signet Jewelers Ltd.	3,670	378,524
†Sleep Number Corp.	1,810	33,159
Sonic Automotive, Inc. Class A	1,581	92,457
†Sportsman's Warehouse Holdings, Inc.	1,747	4,734
†Stitch Fix, Inc. Class A	990	2,792
†Tile Shop Holdings, Inc.	4,218	27,797
†Tilly's, Inc. Class A	2,120	10,812
TJX Cos., Inc.	18,956	2,228,088
Tractor Supply Co.	4,416	1,284,747
†Ulta Beauty, Inc.	2,108	820,265
Upbound Group, Inc.	3,348	107,103
†Urban Outfitters, Inc.	6,503	249,130
†Valvoline, Inc.	7,552	316,051
†Victoria's Secret & Co.	3,220	82,754
†Warby Parker, Inc. Class A	1,875	30,619
Williams-Sonoma, Inc.	7,366	1,141,141
Winmark Corp.	203	77,735
†Zumiez, Inc.	1,585	33,760
		26,414,093
Technology Hardware, Storage & Peripherals–5.34%
Apple, Inc.	192,508	44,854,364
†Corsair Gaming, Inc.	5,089	35,419
†CPI Card Group, Inc.	137	3,813
Dell Technologies, Inc. Class C	2,092	247,986
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Diebold Nixdorf, Inc.	1,512	$67,526
Hewlett Packard Enterprise Co.	33,041	676,019
HP, Inc.	15,313	549,277
Immersion Corp.	1,963	17,510
†Intevac, Inc.	505	1,717
†IonQ, Inc.	3,116	27,234
NetApp, Inc.	7,200	889,272
†One Stop Systems, Inc.	2,641	6,312
†Pure Storage, Inc. Class A	3,067	154,086
Seagate Technology Holdings PLC	3,860	422,786
†Super Micro Computer, Inc.	1,822	758,681
†Turtle Beach Corp.	601	9,219
†Western Digital Corp.	8,583	586,133
Xerox Holdings Corp.	13,402	139,113
		49,446,467
Textiles, Apparel & Luxury Goods–0.83%
†Allbirds, Inc. Class A	103	1,215
†Capri Holdings Ltd.	6,876	291,817
Carter's, Inc.	3,084	200,398
Columbia Sportswear Co.	3,905	324,857
†Crocs, Inc.	2,725	394,607
†Culp, Inc.	857	5,613
†Deckers Outdoor Corp.	6,336	1,010,275
†Figs, Inc. Class A	10,968	75,021
†Fossil Group, Inc.	4,356	5,096
†G-III Apparel Group Ltd.	5,065	154,584
†Hanesbrands, Inc.	26,411	194,121
Kontoor Brands, Inc.	2,536	207,394
Lakeland Industries, Inc.	306	6,151
Levi Strauss & Co. Class A	3,482	75,908
†Lululemon Athletica, Inc.	2,080	564,408
Movado Group, Inc.	1,488	27,677
NIKE, Inc. Class B	18,274	1,615,422
Oxford Industries, Inc.	1,080	93,701
PVH Corp.	3,292	331,932
Ralph Lauren Corp.	1,882	364,863
Rocky Brands, Inc.	542	17,268
†Skechers USA, Inc. Class A	5,696	381,176
Steven Madden Ltd.	4,035	197,675
Superior Group of Cos., Inc.	478	7,404
Tapestry, Inc.	13,865	651,378
†Under Armour, Inc. Class A	17,063	147,287
†Unifi, Inc.	1,589	11,663
†Vera Bradley, Inc.	4,817	26,301
VF Corp.	12,868	256,717
Wolverine World Wide, Inc.	2,673	46,564
		7,688,493
Tobacco–0.20%
Altria Group, Inc.	10,764	549,395
Philip Morris International, Inc.	8,966	1,088,472
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Turning Point Brands, Inc.	703	$30,334
Universal Corp.	1,492	79,240
Vector Group Ltd.	7,114	106,141
		1,853,582
Trading Companies & Distributors–1.26%
Air Lease Corp.	8,537	386,641
Alta Equipment Group, Inc.	1,479	9,968
Applied Industrial Technologies, Inc.	2,223	496,018
†Beacon Roofing Supply, Inc.	4,965	429,125
†BlueLinx Holdings, Inc.	383	40,376
Boise Cascade Co.	2,267	319,602
†Core & Main, Inc. Class A	3,956	175,646
†Custom Truck One Source, Inc.	7,065	24,374
†Distribution Solutions Group, Inc.	1,378	53,067
†DNOW, Inc.	6,498	84,019
†DXP Enterprises, Inc.	1,412	75,344
EVI Industries, Inc.	812	15,696
Fastenal Co.	16,174	1,155,147
Ferguson Enterprises, Inc.	6,842	1,358,616
GATX Corp.	2,433	322,251
Global Industrial Co.	2,361	80,203
†GMS, Inc.	2,996	271,348
H&E Equipment Services, Inc.	2,029	98,772
Herc Holdings, Inc.	1,751	279,162
†Hudson Technologies, Inc.	2,788	23,252
Karat Packaging, Inc.	551	14,265
McGrath RentCorp	1,676	176,449
†MRC Global, Inc.	5,465	69,624
MSC Industrial Direct Co., Inc. Class A	3,057	263,085
Rush Enterprises, Inc. Class A	5,893	305,324
†SiteOne Landscape Supply, Inc.	1,945	293,520
†Titan Machinery, Inc.	1,745	24,308
†Transcat, Inc.	587	70,892
United Rentals, Inc.	2,453	1,986,268
Watsco, Inc.	744	365,959
WESCO International, Inc.	3,455	580,371
Willis Lease Finance Corp.	616	91,667
WW Grainger, Inc.	1,618	1,680,795
†Xometry, Inc. Class A	1,572	28,878
		11,650,032
Water Utilities–0.11%
American States Water Co.	1,681	140,010
American Water Works Co., Inc.	3,453	504,967
Artesian Resources Corp. Class A	575	21,379
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
California Water Service Group	2,184	$118,416
Consolidated Water Co. Ltd.	860	21,681
Essential Utilities, Inc.	1,390	53,612
Global Water Resources, Inc.	1,585	19,955
Middlesex Water Co.	968	63,152
†Pure Cycle Corp.	1,628	17,534
SJW Group	1,157	67,233
York Water Co.	500	18,730
		1,046,669
Wireless Telecommunication Services–0.27%
†Gogo, Inc.	4,647	33,366
Spok Holdings, Inc.	803	12,093
Telephone & Data Systems, Inc.	6,032	140,244
T-Mobile U.S., Inc.	10,589	2,185,146
†U.S. Cellular Corp.	2,733	149,358
		2,520,207
Total Common Stock (Cost $448,332,772)		923,965,662
RIGHTS–0.00%
†=ABIOMED, Inc.	626	638
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
†=Aduro Biotech, Inc.	227	$86
†=Albireo Pharma, Inc.	900	5,229
†=Chinook Therapeutics, Inc.	3,834	1,495
†=Mirati Therapeutics, Inc.	1,120	3,338
†=Resolute Forest Products, Inc.	6,285	1,674
†Seaport Entertainment Group, Inc.	262	773
†=Spectrum Pharmaceuticals, Inc.	5,260	0
Total Rights (Cost $14,198)		13,233

MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,332,768	2,332,768
Total Money Market Fund (Cost $2,332,768)		2,332,768

TOTAL INVESTMENTS–99.98% (Cost $450,679,738)	926,311,663
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	159,116
NET ASSETS APPLICABLE TO 42,395,892 SHARES OUTSTANDING–100.00%	$926,470,779

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 2 Fund–28